                                                              SEPTEMBER 30, 1997

SunAmerica

  Equity Funds

                                    [PHOTO]



ANNUAL REPORT

BALANCED ASSETS (Yen) BLUE CHIP GROWTH (Yen) MID-CAP GROWTH

SMALL COMPANY GROWTH (Yen) GROWTH AND INCOME



                                                               [LOGO] SUNAMERICA
                                                                ASSET MANAGEMENT

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


                                                               November 5, 1997

DEAR SHAREHOLDER:

  The SunAmerica Equity Funds each produced solid returns for the twelve months ended September 30, 1997. The prolonged correction in the small- and mid-cap growth arenas resulted in more impressive returns of larger capitalization, more value-oriented stocks, making this a challenging year for the Funds' growth-oriented investment strategies. The Balanced Assets, Blue Chip Growth and Growth and Income Funds had stronger returns because of the larger cap stocks these portfolios held.

MARKET ACTIVITY

  Strong economic growth combined with a lack of inflation proved positive for the equity markets for the twelve months ended September 30, 1997. However, the first half of the fiscal year was characterized by investors' concerns regarding emerging inflation, corporate earnings, the direction of interest rates, and market valuation levels. Investor sentiment finally reversed a few weeks after the Federal Reserve Board raised the Federal Funds rate by 0.25% on March 25th. In fact, the Fed's single rate hike set the stage for what turned into a dramatic turnaround in growth-oriented stocks.

  LARGE CAPITALIZATION STOCKS. Overall, the S&P 500 Index advanced by a huge 40.44% for the fiscal year, and the large-cap companies led the equity market. The market reacted particularly positively to the enactment of the balanced budget process by Congress, the faster-than-expected declining budget deficit, and the Taxpayer Relief Act of 1997-all of which indicate a move toward greater fiscal responsibility. The combination of sound fundamentals, higher than anticipated corporate earnings despite the absence of pricing power, and the lack of evident inflation further supported the market's rise to record levels. Finally, falling interest rates helped certain key sectors, and liquidity was strong throughout the year, although it pushed relative valuations, already considered stretched, even higher.

  The only real glitches were in December, when Federal Reserve Board Chairman Alan Greenspan made public comments regarding "irrational exuberance" over market valuations, and in early March to mid-April, when there was a correction of approximately 10%. After these short-lived downturns, the S&P 500 Index rebounded, moving to a record level on August 4th. The Index fell back once more and then recovered to almost a new peak at the end of September. Financial services, technology, health care, and energy services were the strongest performing sectors; utilities and basic industries were the worst performers.

  MID-CAPITALIZATION STOCKS. Psychology dominated the high growth mid-cap sector throughout the fiscal year. During the first seven months, skittishness over the possibility of rising interest rates, inflation, and need for liquidity drew investors toward large-cap, value-oriented stocks and away from what were perceived to be high multiple, high risk, low liquidity stocks. This, of course, led to high volatility, an outflow of funds, and disappointing performance for mid-cap growth stocks during these months. But several factors came together after the March 25th interest rate hike, which led to a strong rebound.

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


  First, earnings reports from the first calendar quarter showed that growth rates were still fairly robust and actually started to accelerate relative to the large-caps after more than a year of underperformance-especially in the technology sector. Second, relative valuations had reached their lowest levels since 1991 as compared to large-caps, due to severe and somewhat indiscriminate selling. Many very good growth companies were trading at significant discounts to earlier levels while business fundamentals remained strong. Clearly, the valuation gap between the capitalization sectors was unsustainable. And third, there was a significant change in sentiment, supported by more moderate economic growth in the second calendar quarter, giving investors confidence that the Fed would not raise rates again.

  Overall, for the period from May through September 1997, mid-cap stocks outperformed large-cap stocks, though they lagged the small-cap sector somewhat. It is important to note, however, that the growth stocks within the mid-cap sector lagged the value-oriented stocks, making it difficult for growth investors to outperform the benchmark during this period.

  SMALL CAPITALIZATION STOCKS. Market activity for the small-cap sector and the factors, both positive and negative, affecting these stocks were virtually identical to that of the mid-cap sector for the fiscal year. Like mid-cap stocks, small-cap stocks benefited from earnings growth that remained strong throughout the period of underperformance. Also, valuations of small-cap companies were compelling at their lowest levels in over four years. The small-cap sector also experienced the same reversal in investor sentiment. For the period from May through September, small-cap stocks outperformed both the mid-cap and large-cap segments of the market and the Russell 2000 Index, which often represents small stocks, broke records virtually every day in September. The major difference was that growth outperformed value within the small-cap sector during these months.

INVESTMENT REVIEW

  THE BLUE CHIP GROWTH AND BALANCED ASSETS FUNDS, each of which invests in high quality, large-cap, growth stocks using a top-down, thematic investment approach, both benefited from overweightings in the strong performing financial services, technology, and health care sectors. We emphasized financial services stocks that fit our Consolidation Synergy and Asset Gathering themes. For example, regional and money center banks are seeing their returns on investment and earnings improve, as industry restructuring creates greater efficiencies. Brokerage firms and others are benefiting both from intra-industry consolidation and from the strong liquidity coming into the equity markets.

  Our focus within technology is on the Telecommunications Revolution and the Demand for Personal Computers. In the former, our emphasis is on equipment companies, such as Lucent Technology, Motorola, and Northern Telecom. In the latter, our emphasis is on names like Compaq, which is entering the build-to-order market. Our theme for health care is the Graying of America, and thus we are focusing on the large drug companies, where we see strong earnings growth coming from new pharmaceutical products and unit volume. We reduced the Funds' holdings in HMOs and hospitals. We also, as anticipated, moved from an underweighted to a neutral position in energy, and stayed underweighted in the retail sector. We favor certain specialty vendors, however, such as Home Depot and the Gap, as we believe their innovative

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

strategies are resulting in accelerating growth rates. The Funds maintained neutral weightings in cyclicals and underweightings in paper and metals.

  In both Funds, we also reduced the total number of names in the portfolio-while staying broadly diversified and nearly fully invested-to enhance our focus. Clearly, this strategy has worked, for while the Blue Chip Growth Fund underperformed for the twelve month period due to its overdiversification and too-high allocation to cash in the fourth calendar quarter, the Fund ranked in the top third of its Lipper category average for 1997 year to date.

  The Balanced Assets Fund outperformed for the entire fiscal year, although it, too, benefited from our strategy, ranking in the top decile of its Lipper category average for the nine months year to date. This Fund also benefited from its 32.2% allocation to fixed income securities, most of which was in U.S. Treasuries. As interest rates fell over the last half of the fiscal year, the U.S. Treasury market rallied. This rally was prompted primarily by good prospects for benign inflation; positive balanced budget and deficit numbers; and an increase in foreign ownership of U.S. Treasuries, based, in turn, on the strength and stability of the U.S. dollar, attractive real rates, and their appeal as a safe haven, especially given the volatility of the Far East during this time.

  THE MID-CAP GROWTH AND SMALL COMPANY GROWTH FUNDS seek to invest in high growth stocks, early in their growth cycle, using a top-down, long-term, secular trend investment approach. Both Funds were hampered from a performance perspective by their investment style during the first seven months of the year, but were, likewise, helped significantly by that same style returning to favor in the remaining months of the year. Effective stock picking and relative sector positioning added value during the second half of the year as well.

  More specifically, both Funds benefited from increased weightings in the technology sector, where we are focusing on wireless and wire-line telecommunications equipment companies, personal computer specialty component suppliers, software developers, and user training providers. We believe that the trends of machines replacing manual labor, high demand for PCs, and increased consumerism over the Internet will continue. The Funds also benefited from an overweighting in oil and gas equipment and service providers. Sophisticated technology makes it more economical and more reliable to find and produce oil and gas; companies are leaner and more cost-conscious than in the past; and there is still limited supply but now greater demand as the Third World industrializes. We also overweighted financial stocks, as this sector is undergoing vast deregulation, leading, in turn, to greater consolidation and restructuring. As an aging population saves for retirement, we particularly like the annuity companies within this sector. The Funds stayed underweighted in health care and retail, though we maintain holdings in each for stock specific reasons.

  THE GROWTH AND INCOME FUND underperformed its Lipper category average for the fiscal year. This was primarily because we tilted more toward value-oriented stocks in the last quarter, believing that large-cap overvaluations would soon lead to a significant correction and that a more conservative position for the portfolio would be appropriate. However, growth-oriented stocks continued to dominate the large-cap market. The Fund benefited from its overweighted positions in financials and energy services, which

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

performed well. But, to a certain degree, performance was mitigated by cutting back to neutral positions in the strong performing health care and technology sectors and by an overweighted position in basic industries, which underperformed. Still, the Fund did take gains in the drug and technology stocks it sold.

MANAGER OUTLOOK

  As we enter the eighth year of economic recovery, we remain bullish for the equity markets. We believe the "new paradigm" of high growth and low inflation, wherein corporate America has made cost-cutting an ongoing process, serves as a positive backdrop for equities going forward. We believe that volatility will increase, however we expect any corrections to be short-lived, and we intend to use any pullbacks in the market as buying opportunities.

  Within the large capitalization sector, those factors we most focus on-earnings, liquidity, and interest rates-remain intact. Even with the newsworthy activity of late October, we expect to see the Dow Jones Industrial Average above 8000 in December 1997 and the S&P 500 to crest around 1050. Over the next 12-months, our major concern is how corporate expenditures on the Year 2000 software problems will affect their balance sheets.

  In the Blue Chip Growth and Balanced Assets Funds, then, we will continue to seek companies with solid double-digit growth, strong fundamentals, good cash flow, and a positive outlook for new products, services, or management strategies that fit our investment themes. In the Growth and Income Fund, we do not foresee any near-term sector weighting shifts. We believe that certain cable companies and medical equipment supply companies are attractive. We intend to focus on individual stock selection, as we seek high quality growth stocks in the mid- to large-cap range that are attractively valued and have a strong dividend yield.

  Within the mid- and small-cap sectors, fundamentals remain positive, relative earnings growth continues to be strong, and valuations remain reasonable. Investor sentiment also continues to be favorable. Should deflation rather than inflation become evident, as we believe it may, then this, too, will favor smaller stocks not subject to the same pricing pressures as large-cap stocks. We thus anticipate strong performance for both the Mid-Cap Growth and Small Company Growth Funds into 1998.

  In all of the SunAmerica Equity Funds, what is perhaps most important is that we as portfolio managers and you as shareholders maintain a long-term perspective. For our part, we remain committed to our long-standing, disciplined, growth-oriented investment strategies. The wisdom of this philosophy has been proven in the performance of our Funds over time. We value your ongoing support of the SunAmerica Equity Funds and look forward to serving your investment needs in the years ahead with pro-active management and capital appreciation consistent with each Fund's objective.

  /s/ Francis D. Gannon       /s/ Audrey Snell           /s/ Gerard P. Sullivan
  Francis D. Gannon           Audrey Snell               Gerard P. Sullivan
  Portfolio Manager           Portfolio Manager          Portfolio Manager

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES--September 30, 1997


                            BALANCED    BLUE CHIP     MID-CAP   SMALL COMPANY  GROWTH AND
                             ASSETS       GROWTH      GROWTH       GROWTH        INCOME
                              FUND         FUND        FUND         FUND          FUND
                                   -------------------------------------------------------
ASSETS:
Investments securities,
 at value*..............  $333,413,856 $103,187,915 $60,498,775 $308,955,261  $101,961,399
Repurchase agreements
 (cost equals market)...     9,623,000    4,864,000   1,704,000    8,729,000     1,946,000
Cash....................           611          885         965      737,197           469
Interest and dividends
 receivable.............     1,536,899       99,413      24,170       38,821       131,745
Receivable for
 investments sold.......        71,274           --          --    4,386,911     3,607,877
Receivable for shares of
 beneficial interest
 sold...................       349,841       99,175      92,470      944,378       673,316
Prepaid expenses........        53,670       33,248       6,676       12,343         1,638
Receivable from
 investment adviser.....         1,071           --          --        1,313         5,615
Deferred organizational
 expenses...............            --           --          --           --           481
                          ------------ ------------ ----------- ------------  ------------
  Total assets..........   345,050,222  108,284,636  62,327,056  323,805,224   108,328,540
                          ------------ ------------ ----------- ------------  ------------
LIABILITIES:
Payable for investments
 purchased..............     1,423,459    2,529,705   1,767,423   11,590,784     5,313,355
Payable for shares of
 beneficial interest
 redeemed...............       273,685       89,408     586,814      770,525        40,338
Accrued expenses........       266,383      106,970      82,630      228,700       105,746
Investment advisory and
 management fees
 payable................       208,754       63,699      36,143      184,907        62,326
Distribution and service
 maintenance fees
 payable................       188,876       49,466      24,015      149,641        57,855
Interest payable........            --           --          --      272,357            --
                          ------------ ------------ ----------- ------------  ------------
  Total liabilities.....     2,361,157    2,839,248   2,497,025   13,196,914     5,579,620
                          ------------ ------------ ----------- ------------  ------------
    Net assets..........  $342,689,065 $105,445,388 $59,830,031 $310,608,310  $102,748,920
                          ============ ============ =========== ============  ============
*Identified cost........  $285,308,950 $ 84,617,938 $48,905,829 $228,366,138  $ 90,559,476
                          ============ ============ =========== ============  ============

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1997 (continued)


                            BALANCED    BLUE CHIP      MID-CAP    SMALL COMPANY   GROWTH AND
                             ASSETS       GROWTH       GROWTH        GROWTH         INCOME
                              FUND         FUND         FUND          FUND           FUND
                              ----------------------------------------------------------------
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................  $    185,357 $     52,727  $    29,154  $    111,233   $     76,685
Paid-in capital.........   262,988,303   74,153,715   40,034,894   211,784,895     81,177,756
                          ------------ ------------  -----------  ------------   ------------
                           263,173,660   74,206,442   40,064,048   211,896,128     81,254,441
Accumulated
 undistributed net
 investment income
 (loss).................        91,715       (8,538)      (4,811)      (18,299)        (2,144)
Accumulated
 undistributed net
 realized gain on
 investments, foreign
 currency and other
 assets and liabilities.    31,318,784   12,677,507    8,177,848    18,141,358     10,094,700
Net unrealized
 appreciation of
 investments............    48,104,906   18,569,977   11,592,946    80,589,123     11,401,923
                          ------------ ------------  -----------  ------------   ------------
    Net assets..........  $342,689,065 $105,445,388  $59,830,031  $310,608,310   $102,748,920
                          ============ ============  ===========  ============   ============
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $169,201,480 $ 67,812,674  $46,050,759  $185,222,183   $ 47,219,337
Shares of beneficial
 interest issued and
 outstanding............     9,149,250    3,353,686    2,228,633     6,552,664      3,511,301
Net asset value and
 redemption price per
 share..................  $      18.49 $      20.22  $     20.66  $      28.27   $      13.45
Maximum sales charge
 (5.75% of offering
 price).................          1.13         1.23         1.26          1.72           0.82
                          ------------ ------------  -----------  ------------   ------------
Maximum offering price
 to public..............  $      19.62 $      21.45  $     21.92  $      29.99   $      14.27
                          ============ ============  ===========  ============   ============
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $173,434,497 $ 37,632,714  $13,779,272  $124,437,541   $ 55,529,583
Shares of beneficial
 interest issued and
 outstanding............     9,383,565    1,919,060      686,796     4,537,277      4,157,247
Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      18.48 $      19.61  $     20.06  $      27.43   $      13.36
                          ============ ============  ===========  ============   ============
CLASS Z (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $     53,088                            $    948,586
Shares of beneficial
 interest issued and
 outstanding............         2,871                                  33,348
Net asset value,
 offering and redemption
 price per share........  $      18.49                            $      28.45
                          ============                            ============


See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the year ended September 30, 1997

                             BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY GROWTH AND
                              ASSETS       GROWTH       GROWTH        GROWTH       INCOME
                               FUND         FUND         FUND          FUND         FUND
                                     --------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest.................  $ 8,086,537  $   245,342  $    68,199   $   297,446  $   204,043
 Dividends (net of
  withholding taxes of
  $25,958, $10,720,
  $3,115, $5,565 and
  $7,012, respectively)...    2,825,430    1,099,782      369,830       877,951    1,075,659
                            -----------  -----------  -----------   -----------  -----------
 Total investment income..   10,911,967    1,345,124      438,029     1,175,397    1,279,702
                            -----------  -----------  -----------   -----------  -----------
Expenses:
 Investment advisory and
  management fees.........    2,430,522      701,489      416,078     1,955,511      531,071
 Distribution and service
  maintenance fees--Class
  A.......................      545,512      202,327      148,384       545,065      127,978
 Distribution and service
  maintenance fees--Class
  B.......................    1,681,853      357,241      130,813     1,045,469      342,443
 Transfer agent fees and
  expenses--Class A.......      466,811      166,989      118,291       456,633       99,791
 Transfer agent fees and
  expenses--Class B.......      440,844      102,784       39,939       283,557       96,543
 Transfer agent fees and
  expenses--Class Z.......        9,205           --           --         9,205           --
 Custodian fees and
  expenses................      139,755       61,965       69,000       150,315       78,555
 Registration fees--Class
  A.......................       26,500       15,665       15,248        51,096       17,718
 Registration fees--Class
  B.......................       27,682       19,320        9,742        34,780       18,188
 Registration fees--Class
  Z.......................          229           --           --           766           --
 Audit and tax consulting
  fees....................       40,740       22,415       20,690        45,055       22,555
 Trustees' fees and
  expenses................       38,642       11,111        6,648        30,600        7,118
 Printing expense.........       35,730        9,540        5,625        27,330        9,630
 Legal fees and expenses..        8,095        1,895          470         6,315           --
 Insurance expense........        4,044        1,096          670         3,169          385
 Interest expense.........        3,084        3,840       15,767       489,385          403
 Amortization of
  organizational
  expenses................           --           --           --            --          277
 Miscellaneous expenses...        7,036        3,438        3,265         4,567        5,331
                            -----------  -----------  -----------   -----------  -----------
 Total expenses...........    5,906,284    1,681,115    1,000,630     5,138,818    1,357,986
 Less: expenses
  reimbursed by
  investment adviser......       (9,394)          --           --        (9,971)    (151,366)
                            -----------  -----------  -----------   -----------  -----------
 Net expenses.............    5,896,890    1,681,115    1,000,630     5,128,847    1,206,620
                            -----------  -----------  -----------   -----------  -----------
Net investment income
 (loss)...................    5,015,077     (335,991)    (562,601)   (3,953,450)      73,082
                            -----------  -----------  -----------   -----------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments..............   34,784,767   13,956,312   10,239,030    32,482,170   10,454,215
Net realized loss on
 option contracts.........           --           --           --       (72,208)          --
Net realized loss on
 foreign currency and
 other assets and
 liabilities..............           --           --           --            --           (8)
Net change in unrealized
 appreciation/depreciation
 of investments...........   31,289,347   12,669,963      984,447    23,022,865    9,603,085
                            -----------  -----------  -----------   -----------  -----------
Net realized and
 unrealized gain on
 investments, foreign
 currency and other assets
 and liabilities..........   66,074,114   26,626,275   11,223,477    55,432,827   20,057,292
                            -----------  -----------  -----------   -----------  -----------
NET INCREASE IN NET ASSETS
 RESULTING
 FROM OPERATIONS..........  $71,089,191  $26,290,284  $10,660,876   $51,479,377  $20,130,374
                            ===========  ===========  ===========   ===========  ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             BALANCED ASSETS FUND          BLUE CHIP GROWTH FUND         MID-CAP GROWTH FUND
                          ----------------------------  ---------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED          ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1997           1996           1997           1996          1997          1996
                          -------------  -------------  -------------  ------------- ------------- -------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $  5,015,077   $  3,950,337   $   (335,991)   $  (408,630)  $  (562,601)  $  (425,977)
 Net realized gain on
  investments...........    34,784,767     33,912,222     13,956,312     13,200,391    10,239,030     1,634,384
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    31,289,347     (8,691,595)    12,669,963     (2,296,867)      984,447     4,688,230
                          ------------   ------------   ------------    -----------   -----------   -----------
Net increase in net
 assets resulting from
 operations.............    71,089,191     29,170,964     26,290,284     10,494,894    10,660,876     5,896,637
                          ------------   ------------   ------------    -----------   -----------   -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......    (2,846,051)    (2,345,435)            --             --            --            --
 From net investment
  income (Class B)......    (2,063,991)    (1,868,201)            --             --            --            --
 From net investment
  income (Class Z)......          (641)            --             --             --            --            --
 From net realized gains
  on investments
  (Class A).............   (14,835,171)    (7,282,221)    (7,108,685)    (4,646,750)   (1,856,886)   (4,337,142)
 From net realized gains
  on investments
  (Class B).............   (17,300,021)    (9,730,482)    (5,010,638)    (4,492,488)     (619,105)   (1,083,506)
 From net realized gains
  on investments
  (Class Z).............          (994)            --             --             --            --            --
                          ------------   ------------   ------------    -----------   -----------   -----------
Total dividends and
 distributions to
 shareholders...........   (37,046,869)   (21,226,339)   (12,119,323)    (9,139,238)   (2,475,991)   (5,420,648)
                          ------------   ------------   ------------    -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..    (9,585,219)    28,256,172      3,081,521      4,897,454    (4,043,040)    7,954,560
                          ------------   ------------   ------------    -----------   -----------   -----------
TOTAL INCREASE IN NET
 ASSETS.................    24,457,103     36,200,797     17,252,482      6,253,110     4,141,845     8,430,549
NET ASSETS:
Beginning of period.....   318,231,962    282,031,165     88,192,906     81,939,796    55,688,186    47,257,637
                          ------------   ------------   ------------    -----------   -----------   -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1997 and September
 30, 1996 of $91,715,
 $(18,577); $(8,538),
 $0; $(4,811), and $0,
 respectively]..........  $342,689,065   $318,231,962   $105,445,388    $88,192,906   $59,830,031   $55,688,186
                          ============   ============   ============    ===========   ===========   ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                           SMALL COMPANY GROWTH FUND      GROWTH AND INCOME FUND
                          ----------------------------  ----------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                              ENDED          ENDED          ENDED          ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                              1997           1996           1997           1996
                          -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $ (3,953,450)  $ (1,857,708)  $     73,082    $   154,585
 Net realized gain on
  investments...........    32,482,170         14,472     10,454,215      1,853,730
 Net realized loss on
  option contracts......       (72,208)            --             --             --
 Net realized gain
  (loss) on foreign
  currency, other assets
  and liabilities.......            --             36             (8)             2
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    23,022,865     33,583,299      9,603,085      1,445,861
                          ------------   ------------   ------------    -----------
Net increase in net
 assets resulting from
 operations.............    51,479,377     31,740,099     20,130,374      3,454,178
                          ------------   ------------   ------------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......            --             --        (72,848)      (123,623)
 From net investment
  income (Class B)......            --             --        (30,158)       (58,296)
 From net investment
  income (Class Z)......            --             --             --             --
 From net realized gains
  on investments (Class
  A)....................    (5,628,252)   (16,561,192)    (1,193,264)      (175,889)
 From net realized gains
  on investments (Class
  B)....................    (3,985,469)   (12,782,675)      (917,178)      (127,334)
 From net realized gains
  on investments (Class
  Z)....................        (7,070)            --             --             --
                          ------------   ------------   ------------    -----------
Total dividends and
 distributions to
 shareholders...........    (9,620,791)   (29,343,867)    (2,213,448)      (485,142)
                          ------------   ------------   ------------    -----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..     2,343,256    106,187,132     49,829,973     25,962,674
                          ------------   ------------   ------------    -----------
TOTAL INCREASE IN NET
 ASSETS.................    44,201,842    108,583,364     67,746,899     28,931,710
NET ASSETS
Beginning of period.....   266,406,468    157,823,104     35,002,021      6,070,311
                          ------------   ------------   ------------    -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1997 and September
 30, 1996 $(18,299), $0;
 $(2,144), and $(2,516),
 respectively]..........  $310,608,310   $266,406,468   $102,748,920    $35,002,021
                          ============   ============   ============    ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CASH FLOWS--For the year ended September 30, 1997


   SMALL COMPANY GROWTH FUND
   CASH FLOWS FROM OPERATING ACTIVITIES:
    Investment income............................. $  1,175,397
    Expenses from operations......................   (4,639,462)
    Interest expense..............................     (489,385)
                                                   ------------
    Net investment loss...........................               $  (3,953,450)
    Purchase of portfolio securities..............                (891,367,006)
    Net proceeds from sale of short-term
     investments..................................                   1,037,000
    Proceeds from the sale of portfolio
     securities...................................                 901,195,038
    Increase in interest payable..................                     241,257
    Net change in receivables/payables related to
     operations...................................                     177,118
                                                                 -------------
      Net cash provided/(used) by operating
       activities.................................                   7,329,957
                                                                 -------------
   CASH FLOWS FROM FINANCING ACTIVITIES:
    Sales of capital shares.......................  158,130,369
    Redemption of capital shares.................. (164,385,375)
                                                   ------------
    Cash utilized by capital share transactions...                  (6,255,006)
    Dividends and distributions paid in cash......                    (338,738)
                                                                 -------------
      Net cash provided/(used) by financing
       activities.................................                  (6,593,744)
                                                                 -------------
   Net increase in cash...........................                     736,213
   Cash at beginning of year......................                         984
                                                                 -------------
   Cash at end of year............................               $     737,197
                                                                 =============


See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
9/24/93-
 9/30/93(3).....  $15.07    $   --        $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
9/30/94.........   15.13      0.30         (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
9/30/95.........   14.62      0.32          2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916
9/30/96.........   16.42      0.27          1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035
9/30/97.........   16.81      0.31          3.43        3.74     (0.31)   (1.75)   (2.06)    18.49     24.81     169,201
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS A
9/24/93-
 9/30/93(3)..... 1.54%(4)       0.46%(4)         25%    $    NA
9/30/94......... 1.58           2.00            141          NA
9/30/95......... 1.50           2.13            130          NA
9/30/96......... 1.52           1.63            187      0.0611
9/30/97......... 1.50           1.86            149      0.0599

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
6/30/93(5)......  $15.63    $ 0.30        $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871
7/01/93-
 9/30/93(5).....   15.86      0.05          0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
9/30/94.........   15.13      0.20         (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
9/30/95.........   14.62      0.23          2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115
9/30/96.........   16.42      0.17          1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197
9/30/97.........   16.80      0.21          3.43        3.64     (0.21)   (1.75)   (1.96)    18.48     24.09     173,435
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS B
6/30/93(5)...... 1.91%(6)       1.94%(6)        251%    $    NA
7/01/93-
 9/30/93(5)..... 2.10(4)(6)     1.36(4)(6)       25          NA
9/30/94......... 2.21           1.36            141          NA
9/30/95......... 2.12           1.59            130          NA
9/30/96......... 2.12           1.03            187      0.0611
9/30/97......... 2.11           1.26            149      0.0599

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(3).....  $17.07    $ 0.38        $ 3.19      $ 3.57    $(0.40)  $(1.75)  $(2.15)   $18.49     23.56%   $     53
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(3)..... 0.99%(4)(6)    2.30%(4)(6)     149%    $0.0599

--------------------------------------------------------------------------------

BLUE CHIP GROWTH FUND
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09 (1)    $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%   $ 3,207
9/30/95.........   15.42      0.02 (1)      2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407
9/30/96.........   17.34     (0.03)(1)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993
9/30/97.........   17.62     (0.02)(1)      5.05        5.03        --    (2.43)   (2.43)    20.22     32.96      67,812
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS A
10/08/93-
 9/30/94(3)..... 1.64%(4)(6)    0.65%(4)(6)     170%    $    NA
9/30/95......... 1.58(6)        0.11(6)         251          NA
9/30/96......... 1.57          (0.18)           269      0.0600
9/30/97......... 1.54          (0.11)           211      0.0600
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
12/31/92(5).....  $12.53    $(0.13)       $ 1.19      $ 1.06    $   --   $   --   $   --    $13.59      8.46%    $83,237
1/01/93-
 9/30/93(5).....   13.59     (0.02)(1)      2.71        2.69        --       --       --     16.28     19.79      79,774
9/30/94.........   16.28     (0.01)(1)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34     (0.01)(1)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533
9/30/96.........   17.13     (0.14)(1)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199
9/30/97.........   17.27     (0.13)(1)      4.90        4.77        --    (2.43)   (2.43)    19.61     32.02      37,633
                             RATIO OF NET
                  RATIO OF    INVESTMENT
                  EXPENSES      INCOME                  AVERAGE
     PERIOD      TO AVERAGE   TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS   NET ASSETS     TURNOVER  PER SHARE
---------------- ----------- --------------- --------- ----------
                                    CLASS B
12/31/92(5)..... 2.53%         (0.75)%          192%    $    NA
1/01/93-
 9/30/93(5)..... 2.46(4)       (0.14)(4)        171          NA
9/30/94......... 2.28          (0.05)           170          NA
9/30/95......... 2.22          (0.09)           251          NA
9/30/96......... 2.23          (0.83)           269      0.0600
9/30/97......... 2.22          (0.77)           211      0.0600

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):

                                         6/30/93 9/30/93 9/30/94 9/30/95 9/30/97
                                         ------- ------- ------- ------- -------
   Balanced Assets Class B..............  .05%    .04%     --      --      --
   Balanced Assets Class Z..............   --      --      --      --    39.42%
   Blue Chip Growth Class A.............   --      --     1.66%   .11%     --

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  (LOSS)      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4).....  $13.30    $(0.07)       $ 2.87      $ 2.80    $(0.02)  $(0.44)  $(0.46)   $15.64     21.42%     $30,024
12/01/92-
 9/30/93(4).....   15.64     (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42       34,918
9/30/94.........   18.03      0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)      32,906
9/30/95.........   13.78     (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51       37,714
9/30/96.........   17.80     (0.12)(2)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92       41,904
9/30/97.........   17.78     (0.15)(2)      3.83        3.68        --    (0.80)   (0.80)    20.66     21.54       46,051
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS A
11/30/92(4).....   1.76%          (0.46)%            98%    $    NA
12/01/92-
 9/30/93(4).....   1.81(3)         1.18 (3)         231          NA
9/30/94.........   1.76            0.28             555          NA
9/30/95.........   1.66           (0.51)            392          NA
9/30/96.........   1.62           (0.69)            307      0.0603
9/30/97.........   1.64           (0.84)            332      0.0600
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  (LOSS)      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS B
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%    $ 4,039
9/30/95.........   13.70     (0.18)(2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55        9,544
9/30/96.........   17.58     (0.24)(2)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16       13,784
9/30/97.........   17.41     (0.28)(2)      3.73        3.45        --    (0.80)   (0.80)    20.06     20.65       13,779
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS B
10/04/93-
 9/30/94(5).....   2.43%(3)(7)     0.20 %(3)(7)     555%    $    NA
9/30/95.........   2.31(7)        (0.17)(7)         392          NA
9/30/96.........   2.32           (1.43)            307      0.0603
9/30/97.........   2.35           (1.56)            332      0.0600

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND*

                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4)(6)..  $13.88    $(0.12)       $ 3.39      $ 3.27    $   --   $(0.69)  $(0.69)   $16.46     24.31%    $ 32,056
12/01/92-
 9/30/93(4)(6)..   16.46     (0.02)         4.07        4.05        --    (0.73)   (0.73)    19.78     25.68       39,238
9/30/94.........   19.78     (0.10)        (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)      38,570
9/30/95.........   16.82     (0.04)         8.28        8.24        --    (0.41)   (0.41)    24.65     50.00       89,510
9/30/96.........   24.65     (0.16)         4.29        4.13        --    (4.53)   (4.53)    24.25     19.35      158,567
9/30/97.........   24.25     (0.30)         5.18        4.88        --    (0.86)   (0.86)    28.27     20.84      185,241
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS A
11/30/92(4)(6)..   1.90%          (0.88)%           209%    $    NA
12/01/92-
 9/30/93(4)(6)..   1.83(3)        (0.15)(3)         216          NA
9/30/94.........   1.67           (0.60)            411          NA
9/30/95.........   1.57           (0.22)            351          NA
9/30/96.........   1.53           (0.68)            240      0.0607
9/30/97.........   1.72           (1.27)            343      0.0598
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS B
9/24/93-
 9/30/93(5).....  $19.66    $   --        $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61%    $ 38,898
9/30/94.........   19.78     (0.20)        (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)      52,208
9/30/95.........   16.70     (0.16)         8.19        8.03        --    (0.41)   (0.41)    24.32     49.08       68,313
9/30/96.........   24.32     (0.29)         4.20        3.91        --    (4.53)   (4.53)    23.70     18.60      107,839
9/30/97.........   23.70     (0.44)         5.03        4.59        --    (0.86)   (0.86)    27.43     20.08      124,450
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS B
9/24/93-
 9/30/93(5).....   2.34%(3)       (1.70)%(3)        216%    $    NA
9/30/94.........   2.31           (1.23)            411          NA
9/30/95.........   2.22           (0.84)            351          NA
9/30/96.........   2.16           (1.30)            240      0.0607
9/30/97.........   2.34           (1.89)            343      0.0598
                                            NET
                                        GAIN (LOSS)
                              NET       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-     MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT        REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME          AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS Z
10/07/96-
 9/30/97(5).....  $24.61    $(0.15)       $ 4.85      $ 4.70    $   --   $(0.86)  $(0.86)   $28.45     19.78%        $948
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                   AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS      TURNOVER  PER SHARE
---------------- -------------- ---------------- --------- ----------
                                    CLASS Z
10/07/96-
 9/30/97(5).....   1.07%(3)(7)    (0.67)%(3)(7)     343%    $0.0598

------------
 * During the year ended September 30, 1997 the Fund had: average debt outstanding of $7,423,185; average shares outstanding of 11,152,428; and average amount of debt per share of $0.67. The Fund had no borrowings outstanding at September 30, 1997.
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993
(7) Net of the following expense reimbursements (based on average net assets):

                                                        9/30/94 9/30/95 9/30/97
                                                        ------- ------- -------
   Mid-Cap Growth Class B..............................  .48%    .17%       --
   Small Company Growth Class Z........................   --      --      2.19%



See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....  $ 7.33     $0.07      $0.10      $0.17     $(0.06)  $   --   $(0.06)    $7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08       1.40      (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50       2.64      (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
9/30/97.........   10.47      0.05       3.40       3.45      (0.03)   (0.44)   (0.47)    13.45     34.18     47,219
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE
---------------- ------------- ------------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....     1.50%(4)      3.48%(4)       8%    $    NA
9/30/95.........     0.46          4.16         230          NA
9/30/96.........     0.96          1.52         161      0.0600
9/30/97.........     1.38          0.45         200      0.0600
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
7/06/94-
 9/30/94(3).....  $ 7.33     $0.05      $0.11      $0.16     $(0.05)  $   --   $(0.05)    $7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03       1.38      (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50       2.58      (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
9/30/97.........   10.45     (0.03)      3.39       3.36      (0.01)   (0.44)   (0.45)    13.36     33.30     55,530
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE
---------------- ------------- ------------- --------- ----------
                                    CLASS B
7/06/94-
 9/30/94(3).....     2.15%(4)      2.86%(4)       8%    $    NA
9/30/95.........     0.30          4.48         230          NA
9/30/96.........     1.58          0.73         161      0.0600
9/30/97.........     2.05         (0.27)        200      0.0600

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                 9/30/94 9/30/95 9/30/96 9/30/97
                                                 ------- ------- ------- -------
   Growth and Income Class A....................   4.48%  2.96%   1.01%   0.22%
   Growth and Income Class B....................  20.35   5.07    1.14    0.21


See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                       VALUE
   SECURITY DESCRIPTION     SHARES    (NOTE 2)
------------------------------------------------------------
COMMON STOCK--65.1%
AEROSPACE & MILITARY TECHNOLOGY--
 1.4%
 AlliedSignal, Inc. ......   70,000 $  2,975,000
 Boeing Co................   33,780    1,838,899
                                    ------------
                                       4,813,899
                                    ------------
APPAREL & TEXTILES--1.2%
 Gap, Inc. ...............   60,000    3,003,750
 Oakley, Inc.+............  100,000    1,075,000
                                    ------------
                                       4,078,750
                                    ------------
AUTOMOTIVE--1.0%
 General Motors Corp. ....   50,000    3,346,875
                                    ------------
BANKS--9.0%
 Ahmanson (H.F.) & Co.....   35,000    1,988,438
 Banc One Corp. ..........   25,000    1,395,313
 BankAmerica Corp.........   30,000    2,199,375
 BankBoston Corp. ........   20,000    1,768,750
 Bankers Trust New York
  Corp. ..................   10,000    1,225,000
 Barnett Banks, Inc. .....   40,000    2,830,000
 Chase Manhattan Corp. ...   20,000    2,360,000
 Citicorp. ...............   15,000    2,009,062
 First Union Corp. .......   60,000    3,003,750
 Fleet Financial Group,
  Inc. ...................   30,000    1,966,875
 Hibernia Corp., Class A..  100,000    1,700,000
 Summit Bancorp. .........  187,500    8,332,031
                                    ------------
                                      30,778,594
                                    ------------
BUSINESS SERVICES--1.2%
 American Express Co. ....   50,000    4,093,750
                                    ------------
CHEMICALS--0.7%
 du Pont (E.I.) de Nemours
  & Co. ..................   40,000    2,462,500
                                    ------------
COMMUNICATION EQUIPMENT--0.6%
 Tellabs, Inc.+...........   40,000    2,060,000
                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--
 3.0%
 Compaq Computer Corp.+...   30,000    2,242,500
 Dell Computer Corp.+.....   30,000    2,906,250
 Hewlett-Packard Co.......   35,000    2,434,688
 International Business
  Machines Corp...........   25,000    2,648,437
                                    ------------
                                      10,231,875
                                    ------------
CONGLOMERATES--3.3%
 General Electric Co. ....   40,000    2,722,500
 Republic Industries,
  Inc.+...................   50,000    1,646,875
 Rockwell International
  Corp. ..................   25,000    1,573,438
 Schlumberger Ltd. .......   25,000    2,104,687
 United Technologies
  Corp. ..................   40,000    3,240,000
                                    ------------
                                      11,287,500
                                    ------------

                                     VALUE
  SECURITY DESCRIPTION    SHARES    (NOTE 2)
DEPARTMENT STORES--1.4%
 Wal-Mart Stores, Inc. .. 100,000 $  3,662,500
 Woolworth Corp.+........  50,000    1,106,250
                                  ------------
                                     4,768,750
                                  ------------
ELECTRICAL EQUIPMENT--0.5%
 Westinghouse Electric
  Corp. .................  70,000    1,894,375
                                  ------------
ELECTRONICS--2.6%
 Intel Corp. ............  30,000    2,769,375
 Motorola, Inc. .........  40,000    2,875,000
 Texas Instruments,
  Inc. ..................  25,000    3,378,125
                                  ------------
                                     9,022,500
                                  ------------
ENERGY SERVICES--1.3%
 ENSCO International,
  Inc. ..................  50,000    1,971,875
 Halliburton Co..........  50,000    2,600,000
                                  ------------
                                     4,571,875
                                  ------------
ENERGY SOURCES--3.4%
 Baker Hughes, Inc.......  55,000    2,406,250
 Mobil Corp. ............  35,000    2,590,000
 Noble Affiliates, Inc. .  30,000    1,342,500
 Royal Dutch Petroleum
  Co.....................  50,000    2,775,000
 Texaco, Inc.............  40,000    2,457,500
                                  ------------
                                    11,571,250
                                  ------------
FINANCIAL SERVICES--7.1%
 Beneficial Corp. .......  25,000    1,904,688
 Donaldson, Lufkin &
  Jenrette, Inc. ........  30,000    2,146,875
 Household International,
  Inc....................  20,000    2,263,750
 Lehman Brothers
  Holdings, Inc. ........  35,000    1,876,875
 Morgan Stanley, Dean
  Witter,
  Discover & Co..........  50,000    2,703,125
 Paine Webber Group,
  Inc....................  45,000    2,095,312
 ReliaStar Financial
  Corp...................  80,000    3,185,000
 Transamerica Corp. .....  25,000    2,487,500
 Travelers Group, Inc. ..  45,000    3,071,250
 Wells Fargo & Co. ......  10,000    2,750,000
                                  ------------
                                    24,484,375
                                  ------------
FOOD, BEVERAGE & TOBACCO--1.5%
 Coca-Cola Co............  20,000    1,218,750
 PepsiCo, Inc............  35,000    1,419,687
 Philip Morris Cos.,
 Inc.....................  60,000    2,493,750
                                  ------------
                                     5,132,187
                                  ------------
FOREST PRODUCTS--1.2%
 Bowater, Inc............  30,000    1,530,000
 Champion International
 Corp....................  40,000    2,437,500
                                  ------------
                                     3,967,500
                                  ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--0.2%
 Apria Healthcare Group, Inc.+.............................  60,000 $    810,000
                                                                    ------------
HOUSEHOLD PRODUCTS--1.7%
 Gillette Co...............................................  20,000    1,726,250
 Procter & Gamble Co.......................................  20,000    1,381,250
 Warner-Lambert Co.........................................  20,000    2,698,750
                                                                    ------------
                                                                       5,806,250
                                                                    ------------
INSURANCE--1.5%
 Allstate Corp.............................................  25,000    2,009,375
 Conseco, Inc..............................................  35,000    1,708,437
 Equitable Cos., Inc. .....................................  35,000    1,437,188
                                                                    ------------
                                                                       5,155,000
                                                                    ------------
LEISURE & TOURISM--1.7%
 Carnival Corp. Class A....................................  40,000    1,850,000
 HFS, Inc.+................................................  40,000    2,977,500
 MGM Grand, Inc.+..........................................  23,000      999,062
                                                                    ------------
                                                                       5,826,562
                                                                    ------------
MACHINERY--0.9%
 Caterpillar, Inc..........................................  25,000    1,348,438
 Deere & Co................................................  30,000    1,612,500
                                                                    ------------
                                                                       2,960,938
                                                                    ------------
MEDICAL PRODUCTS--0.8%
 Amgen, Inc.+..............................................  25,000    1,198,438
 US Surgical Corp. ........................................  50,000    1,459,375
                                                                    ------------
                                                                       2,657,813
                                                                    ------------
METALS & MINING--1.0%
 Aluminum Co. of America...................................  40,000    3,280,000
                                                                    ------------
PHARMACEUTICALS--7.1%
 Biogen, Inc.+.............................................  35,000    1,135,313
 Bristol-Myers Squibb Co...................................  30,000    2,482,500
 Cephalon, Inc.+...........................................  75,000      881,250
 Chiron Corp.+.............................................  60,000    1,357,500
 IDEC Pharmaceuticals Corp.+...............................  75,500    3,161,562
 Lilly (Eli) & Co. ........................................  25,000    3,010,937
 Merck & Co., Inc. ........................................  25,000    2,498,438
 Neurex Corp.+............................................. 115,000    1,696,250
 Novartis AG ADR(1)........................................  35,000    2,687,163
 Pfizer, Inc. .............................................  35,000    2,102,188
 Schering-Plough Corp. ....................................  30,000    1,545,000
 SmithKline Beecham PLC ADR(1).............................  40,000    1,955,000
                                                                    ------------
                                                                      24,513,101
                                                                    ------------

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
SOFTWARE--0.8%
 Microsoft Corp.+...................................      20,000      $  2,646,250
                                                                      ------------
SPECIALTY RETAIL--1.7%
 CVS Corp. .........................................      40,000         2,275,000
 Home Depot, Inc. ..................................      67,500         3,518,437
                                                                      ------------
                                                                         5,793,437
                                                                      ------------
TELECOMMUNICATIONS--5.0%
 AirTouch Communications, Inc.+                           60,000         2,126,250
 AT&T Corp..........................................      70,000         3,101,875
 Bell Atlantic Corp. ...............................      35,000         2,815,313
 Lucent Technologies, Inc. .........................      50,000         4,068,750
 Northern Telecom Ltd. .............................      35,000         3,637,812
 Teleport Communications Group, Class A+............      30,000         1,346,250
                                                                      ------------
                                                                        17,096,250
                                                                      ------------
TRANSPORTATION--1.9%
 Burlington Northern Santa Fe Corp. ................      20,000         1,932,500
 Continental Airlines, Inc.,
  Class B+..........................................      45,000         1,771,875
 Delta Air Lines, Inc. .............................      30,000         2,825,625
                                                                      ------------
                                                                         6,530,000
                                                                      ------------
UTILITIES--0.4%
 Enron Corp. .......................................      40,000         1,540,000
                                                                      ------------
TOTAL COMMON STOCK
  (COST $177,441,773).................................                 223,182,156
                                                                      ------------
BONDS & NOTES--9.9%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 Lockheed Martin Corp.
  7.25% due 5/15/06.................................     $ 4,000         4,141,000
                                                                      ------------
AUTOMOTIVE--1.5%
 Chrysler Corp.
  7.45% due 3/01/27.................................       5,000         5,135,650
                                                                      ------------
BANKS--0.6%
 Chase Manhattan Corp.
  7.88% due 8/01/04.................................       2,000         2,031,140
                                                                      ------------
FINANCIAL SERVICES--5.1%
 Bear Stearns Cos., Inc.
  6.63% due 1/15/04.................................       5,000         4,980,100
 Donaldson, Lufkin & Jenrette, Inc.
  6.88% due 11/01/05................................       2,000         2,005,940
 Ford Motor Credit Co.
  8.00% due 6/15/02.................................       5,000         5,310,050
 Goldman Sachs Group-L.P.
  6.60% due 7/15/02.................................       5,000         5,013,200
                                                                      ------------
                                                                        17,309,290
                                                                      ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
----------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
FOOD, BEVERAGE & TOBACCO--1.5%
 Hershey Foods Corp.
  7.20% due 8/15/27.................................     $ 5,000      $  5,102,250
                                                                      ------------
TOTAL BONDS & NOTES
  (COST $32,773,230)................................                    33,719,330
                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
 6.50% due 9/01/10
  (cost $3,111,812)...................................     3,183         3,175,960
                                                                      ------------
U.S. TREASURY NOTES--16.4%
 5.88% due 8/31/99..................................       5,000         5,003,900
 6.25% due 3/31/99..................................      15,000        15,105,450
 6.50% due 10/15/06.................................      10,000        10,214,100
 6.63% due 5/15/07..................................       5,000         5,164,050
 6.88% due 7/31/99-3/31/00..........................      10,000        10,204,650
 7.25% due 8/15/04..................................      10,000        10,631,200
                                                                      ------------
TOTAL U.S. TREASURY NOTES
  (COST $55,646,197)................................                    56,323,350
                                                                      ------------

                                                  PRINCIPAL AMOUNT    VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--5.0%
 6.38% due 8/15/27...............................     $ 5,000      $  4,978,100
 11.25% due 2/15/15..............................       8,000        12,034,960
                                                                   ------------
TOTAL U.S. TREASURY BONDS
  (COST $16,335,938).............................                    17,013,060
                                                                   ------------
TOTAL INVESTMENT SECURITIES--97.3%
  (COST $285,308,950)............................                   333,413,856
                                                                   ------------
REPURCHASE AGREEMENT--2.8%
 Joint Repurchase Agreement Account (Note 2)
  (cost $9,623,000)..............................       9,623         9,623,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $294,931,950)............................       100.1%      343,036,856
Liabilities in excess of other assets............        (0.1)         (347,791)
                                                      -------      ------------
NET ASSETS--                                            100.0%     $342,689,065
                                                      =======      ============

--------
+ Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--97.9%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
 AlliedSignal, Inc. .....................................  24,000 $  1,020,000
 Boeing Co. .............................................  11,260      612,966
                                                                  ------------
                                                                     1,632,966
                                                                  ------------
APPAREL & TEXTILES--2.4%
 Gap, Inc. ..............................................  30,000    1,501,875
 Oakley, Inc.+........................................... 100,000    1,075,000
                                                                  ------------
                                                                     2,576,875
                                                                  ------------
AUTOMOTIVE--1.6%
 General Motors Corp. ...................................  25,000    1,673,438
                                                                  ------------
BANKS--10.4%
 Ahmanson (H.F.) & Co. ..................................  15,000      852,188
 Banc One Corp. .........................................  20,000    1,116,250
 BankAmerica Corp. ......................................  10,000      733,125
 Bankers Trust New York Corp. ...........................   8,000      980,000
 Barnett Banks, Inc. ....................................  10,000      707,500
 Chase Manhattan Corp. ..................................  10,000    1,180,000
 Citicorp. ..............................................  10,000    1,339,375
 First Union Corp. ......................................  20,000    1,001,250
 Hibernia Corp., Class A.................................  60,000    1,020,000
 Summit Bancorp..........................................  45,000    1,999,687
                                                                  ------------
                                                                    10,929,375
                                                                  ------------
BROADCASTING & MEDIA--0.6%
 Nextel Communications, Inc., Class A+...................  20,000      577,500
                                                                  ------------
BUSINESS SERVICES--1.9%
 American Express Co. ...................................  25,000    2,046,875
                                                                  ------------
CHEMICALS--0.6%
 du Pont (E.I.) de Nemours & Co. ........................  10,000      615,625
                                                                  ------------
COMMUNICATION EQUIPMENT--1.0%
 Tellabs, Inc.+..........................................  20,000    1,030,000
                                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT--4.8%
 Compaq Computer Corp.+..................................  15,000    1,121,250
 Dell Computer Corp.+....................................  10,000      968,750
 HBO & Co. ..............................................  20,000      755,000
 Hewlett-Packard Co. ....................................  20,000    1,391,250
 International Business Machines Corp.                      8,000      847,500
                                                                  ------------
                                                                     5,083,750
                                                                  ------------
CONGLOMERATES--3.9%
 General Electric Co. ...................................  15,000    1,020,938
 Republic Industries, Inc.+..............................  20,000      658,750

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
CONGLOMERATES (CONTINUED)
 Schlumberger Ltd. ......................................... 15,000 $  1,262,812
 United Technologies Corp. ................................. 15,000    1,215,000
                                                                    ------------
                                                                       4,157,500
                                                                    ------------
DEPARTMENT STORES--1.9%
 Wal-Mart Stores, Inc. ..................................... 30,000    1,098,750
 Woolworth Corp.+........................................... 40,000      885,000
                                                                    ------------
                                                                       1,983,750
                                                                    ------------
ELECTRICAL EQUIPMENT--1.0%
 Westinghouse Electric Corp. ............................... 40,000    1,082,500
                                                                    ------------
ELECTRONICS--5.1%
 Intel Corp. ............................................... 20,000    1,846,250
 Motorola, Inc. ............................................ 30,000    2,156,250
 Texas Instruments, Inc. ................................... 10,000    1,351,250
                                                                    ------------
                                                                       5,353,750
                                                                    ------------
ENERGY SERVICES--2.6%
 ENSCO International, Inc. ................................. 30,000    1,183,125
 Halliburton Co. ........................................... 30,000    1,560,000
                                                                    ------------
                                                                       2,743,125
                                                                    ------------
ENERGY SOURCES--4.4%
 Baker Hughes, Inc. ........................................ 32,000    1,400,000
 Mobil Corp. ............................................... 15,000    1,110,000
 Noble Affiliates, Inc. .................................... 15,000      671,250
 Royal Dutch Petroleum Co. ................................. 15,000      832,500
 Texaco, Inc. .............................................. 10,000      614,375
                                                                    ------------
                                                                       4,628,125
                                                                    ------------
FINANCIAL SERVICES--11.8%
 Beneficial Corp. .......................................... 10,000      761,875
 Donaldson, Lufkin & Jenrette, Inc. ........................ 15,000    1,073,438
 Fleet Financial Group, Inc. ............................... 10,000      655,625
 Household International, Inc. ............................. 10,000    1,131,875
 Lehman Brothers Holdings, Inc. ............................ 15,000      804,375
 Morgan Stanley, Dean Witter,
  Discover & Co. ........................................... 20,000    1,081,250
 PaineWebber Group, Inc. ................................... 25,000    1,164,062
 ReliaStar Financial Corp. ................................. 50,000    1,990,625
 Transamerica Corp. ........................................ 10,000      995,000
 Travelers Group, Inc. ..................................... 20,000    1,365,000
 Wells Fargo & Co. .........................................  5,000    1,375,000
                                                                    ------------
                                                                      12,398,125
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--1.8%
 Coca-Cola Co...............................................  8,000      487,500
 PepsiCo, Inc............................................... 15,000      608,437
 Philip Morris Cos., Inc.................................... 20,000      831,250
                                                                    ------------
                                                                       1,927,187
                                                                    ------------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREST PRODUCTS--1.6%
 Bowater, Inc............................................... 10,000 $    510,000
 Champion International Corp. .............................. 20,000    1,218,750
                                                                    ------------
                                                                       1,728,750
                                                                    ------------
HEALTH SERVICES--0.3%
 Apria Healthcare Group, Inc.+.............................. 20,000      270,000
                                                                    ------------
HOUSEHOLD PRODUCTS--1.9%
 Gillette Co................................................  8,000      690,500
 Warner-Lambert Co.......................................... 10,000    1,349,375
                                                                    ------------
                                                                       2,039,875
                                                                    ------------


INSURANCE--1.8%
 Allstate Corp.............................................. 10,000      803,750
 Conseco, Inc............................................... 10,000      488,125
 Equitable Cos., Inc. ...................................... 15,000      615,938
                                                                    ------------
                                                                       1,907,813
                                                                    ------------
LEISURE & TOURISM--3.5%
 Carnival Corp., Class A.................................... 20,000      925,000
 Four Seasons Hotels, Inc................................... 20,000      820,000
 HFS, Inc.+................................................. 20,000    1,488,750
 MGM Grand, Inc.+...........................................  9,200      399,625
                                                                    ------------
                                                                       3,633,375
                                                                    ------------
MACHINERY--2.8%
 ASM Lithography Holdings NV+............................... 10,000      987,500
 Caterpillar, Inc. ......................................... 10,000      539,375
 Deere & Co. ............................................... 10,000      537,500
 US Filter Corp.+........................................... 20,000      860,000
                                                                    ------------
                                                                       2,924,375
                                                                    ------------
MEDICAL PRODUCTS--1.1%
 Amgen, Inc.+............................................... 13,000      623,188
 US Surgical Corp. ......................................... 20,000      583,750
                                                                    ------------
                                                                       1,206,938
                                                                    ------------
METALS & MINING--1.2%
 Aluminum Co. of America.................................... 15,000    1,230,000
                                                                    ------------
PHARMACEUTICALS--10.5%
 Biogen, Inc.+.............................................. 12,000      389,250
 Bristol-Myers Squibb Co.................................... 10,000      827,500
 Cephalon, Inc.+............................................ 20,000      235,000
 Chiron Corp.+.............................................. 30,000      678,750
 IDEC Pharmaceuticals Corp.+................................ 55,000    2,303,125
 Lilly (Eli) & Co........................................... 10,000    1,204,375
 Merck & Co., Inc........................................... 10,000      999,375

                                                        SHARES/
                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)    (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Neurex Corp.+.....................................      60,000        $  885,000
 Novartis AG ADR(1)................................      10,000           767,761
 Pfizer, Inc.......................................      22,000         1,321,375
 Schering-Plough Corp..............................      10,000           515,000
 SmithKline Beecham PLC ADR(1).....................      20,000           977,500
                                                                     ------------
                                                                       11,104,011
                                                                     ------------
SOFTWARE--1.3%
 Microsoft Corp.+..................................      10,000         1,323,125
                                                                     ------------
SPECIALTY RETAIL--2.3%
 CVS Corp..........................................      20,000         1,137,500
 Home Depot, Inc...................................      25,500         1,329,187
                                                                     ------------
                                                                        2,466,687
                                                                     ------------
TELECOMMUNICATIONS--8.4%
 AirTouch Communications, Inc.+....................      30,000         1,063,125
 AT&T Corp.........................................      30,000         1,329,375
 Bell Atlantic Corp................................      15,000         1,206,563
 Loral Space & Communications Corp.+...............      50,000         1,031,250
 Lucent Technologies, Inc..........................      25,000         2,034,375
 Northern Telecom Ltd..............................      15,000         1,559,062
 Teleport Communications
  Group, Class A+ .................................      15,000           673,125
                                                                     ------------
                                                                        8,896,875
                                                                     ------------
TRANSPORTATION--3.1%
 Burlington Northern Santa Fe Corp. ...............      10,000           966,250
 Continental Airlines, Inc., Class B+..............      15,000           590,625
 Delta Air Lines, Inc..............................      10,000           941,875
 Laidlaw, Inc......................................      50,000           746,875
                                                                     ------------
                                                                        3,245,625
                                                                     ------------
UTILITIES--0.7%
 Enron Corp........................................      20,000           770,000
                                                                     ------------
TOTAL COMMON STOCK
  (COST $84,617,938).................................                 103,187,915
                                                                     ------------
REPURCHASE AGREEMENT--4.6%
 Joint Repurchase Agreement Account (Note 2)
  (cost $4,864,000)................................     $ 4,864         4,864,000
                                                                     ------------
TOTAL INVESTMENTS--
  (COST $89,481,938)...............................       102.5%      108,051,915
Liabilities in excess of other assets                      (2.5)       (2,606,527)
                                                        -------      ------------
NET ASSETS--                                              100.0%     $105,445,388
                                                        =======      ============

--------
+ Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                       VALUE
                    SECURITY DESCRIPTION                      SHARES (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--101.1%
AEROSPACE & MILITARY TECHNOLOGY--1.4%
 REMEC, Inc.+................................................ 22,300 $ 813,950
                                                                     ---------
APPAREL & TEXTILES--2.0%
 Big Dog Holdings Inc.+......................................  2,000    28,000
 Jones Apparel Group, Inc.+.................................. 10,000   540,000
 Tefron Ltd.+................................................ 10,000   200,000
 TJX Cos., Inc............................................... 13,200   403,425
                                                                     ---------
                                                                     1,171,425
                                                                     ---------
BANKS--5.9%
 Bankers Trust New York Corp.................................  5,000   612,500
 CBT Group PLC ADR(1)........................................ 10,000   802,500
 FirstFed Financial Corp. Delaware........................... 15,000   511,875
 Hibernia Corp., Class A..................................... 15,000   255,000
 PNC Bank Corp. ............................................. 10,000   488,125
 Summit Bancorp. ............................................ 19,500   866,531
                                                                     ---------
                                                                     3,536,531
                                                                     ---------
BROADCASTING & MEDIA--5.2%
 Cinar Films, Inc., Class B+................................. 25,000   953,125
 Jacor Communications, Inc.+................................. 10,000   441,875
 Telemundo Group Inc., Class A+.............................. 10,000   350,000
 Univision Communications, Inc............................... 20,000 1,085,000
 Yahoo!, Inc.+...............................................  5,000   250,625
                                                                     ---------
                                                                     3,080,625
                                                                     ---------
BUSINESS SERVICES--7.4%
 Amazon.com, Inc.+........................................... 10,000   520,625
 American Express Co. ....................................... 10,000   818,750
 Computer Horizons Corp.+.................................... 10,000   362,500
 Federal Express Corp.+......................................  8,000   640,000
 Lason Holdings, Inc.+....................................... 55,000 1,519,375
 Personal Group Of America, Inc..............................  5,000   171,250
 Vestcom International, Inc.+................................ 20,000   400,000
                                                                     ---------
                                                                     4,432,500
                                                                     ---------
CHEMICALS--0.2%
 Solutia, Inc.+..............................................  7,000   140,000
                                                                     ---------
COMPUTERS & BUSINESS EQUIPMENT--2.6%
 Bay Networks, Inc.+......................................... 10,000   386,250
 Dell Computer Corp.+........................................  5,000   484,375
 FORE Systems, Inc.+......................................... 15,000   295,313
 SMART Modular Technologies, Inc.+...........................  5,000   415,000
                                                                     ---------
                                                                     1,580,938
                                                                     ---------
CONGLOMERATES--3.1%
 Sunbeam Corp................................................ 25,000 1,109,375
 Tyco International Ltd......................................  9,000   738,563
                                                                     ---------
                                                                     1,847,938
                                                                     ---------
CONTAINERS & STORAGE--0.6%
 Owens-Illinois, Inc.+....................................... 10,000   339,375
                                                                     ---------
DEPARTMENT STORES--4.7%
 Ames Department Stores, Inc.+............................... 70,000 1,050,000
 Kohl's Corp.+............................................... 10,000   710,000

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
DEPARTMENT STORES (CONTINUED)
 Neiman Marcus Group, Inc.+.................................. 15,000 $   480,000
 Penney (J.C.) Co, Inc. ..................................... 10,000     582,500
                                                                     -----------
                                                                       2,822,500
                                                                     -----------
ELECTRICAL EQUIPMENT--1.3%
 ASM Lithography Holdings NV+................................  5,000     493,750
 Helix Technology Corp. .....................................  5,000     309,531
                                                                     -----------
                                                                         803,281
                                                                     -----------
ELECTRONICS--14.4%
 Analog Devices, Inc.+....................................... 20,000     670,000
 Applied Materials, Inc.+....................................  5,000     476,250
 Credence Systems Corp.+..................................... 10,000     487,500
 Digital Microwave Corp. .................................... 10,000     447,500
 DII Group, Inc.+............................................ 20,000     655,625
 FARO Technologies Inc.+..................................... 17,000     278,375
 Jabil Circuit, Inc.+........................................  9,000     589,500
 Kulicke & Soffa Industries, Inc.+...........................  8,000     370,500
 Level One Communications, Inc............................... 10,000     402,500
 Linear Technology Corp. .................................... 10,000     687,500
 Micrel, Inc.+............................................... 10,000     423,125
 Novellus Systems, Inc.+.....................................  5,000     630,000
 PRI Automation, Inc.+....................................... 10,000     585,000
 Sanmina Corp.+..............................................  7,000     605,937
 Teradyne, Inc.+............................................. 10,000     538,125
 Texas Instruments, Inc. ....................................  3,000     405,375
 VLSI Technology, Inc.+...................................... 10,000     346,875
                                                                     -----------
                                                                       8,599,687
                                                                     -----------
ENERGY SERVICES--2.2%
 Cooper Cameron, Corp.+......................................  5,000     359,062
 Diamond Offshore Drilling, Inc. ............................  5,000     275,938
 KN Energy, Inc. ............................................ 10,000     457,500
 Western Gas Resources, Inc. ................................ 10,000     216,875
                                                                     -----------
                                                                       1,309,375
                                                                     -----------
ENERGY SOURCES--1.2%
 Kerr-McGee Corp. ........................................... 10,000     688,125
                                                                     -----------
FINANCIAL SERVICES--4.3%
 Associates First Capital Corp. ............................. 10,000     622,500
 Crestar Financial Corp. ....................................  7,000     328,125
 Lehman Brothers Holdings, Inc. .............................  7,000     375,375
 Merrill Lynch & Co., Inc. .................................. 11,000     816,062
 New Century Financial Corp.+................................ 25,000     426,563
                                                                     -----------
                                                                       2,568,625
                                                                     -----------
FOREST PRODUCTS--1.1%
 Georgia-Pacific Corp. ......................................  2,000     208,750
 Sealed Air Corp.+...........................................  8,500     466,969
                                                                     -----------
                                                                         675,719
                                                                     -----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--3.0%
 Access Health Inc.+........................................  15,000 $   517,500
 Healthcare Financial Partners, Inc.+.......................  20,400     629,850
 HEALTHSOUTH Corp.+.........................................  25,000     667,188
                                                                     -----------
                                                                       1,814,538
                                                                     -----------
HOUSEHOLD PRODUCTS--1.1%
 Furniture Brands International, Inc.+......................  20,000     377,500
 Scotts Co., Class A+.......................................  10,000     262,500
                                                                     -----------
                                                                         640,000
                                                                     -----------
HOUSING--0.5%
 Assisted Living Concepts, Inc.+............................  20,000     320,000
                                                                     -----------
INSURANCE--1.3%
 Allmerica Financial Corp. .................................  10,000     439,375
 Chubb Corp. ...............................................   5,000     355,313
                                                                     -----------
                                                                         794,688
                                                                     -----------
LEISURE & TOURISM--1.2%
 Carnival Corp., Class A....................................  15,000     693,750
                                                                     -----------
MACHINERY -- 2.4%
 Flanders Corp.+............................................ 100,000     775,000
 Precision Castparts Corp. .................................  10,000     650,000
                                                                     -----------
                                                                       1,425,000
                                                                     -----------
MEDICAL PRODUCTS--0.6%
 Twinlab Corp.+.............................................  17,000     348,500
                                                                     -----------
METALS & MINING--1.7%
 EASCO, Inc. ...............................................  45,000     551,250
 Steel Dynamics, Inc.+......................................  20,000     470,000
                                                                     -----------
                                                                       1,021,250
                                                                     -----------
PHARMACEUTICALS--6.0%
 Andrx Corp.+...............................................  15,500     705,250
 IDEC Pharmaceuticals Corp.+................................  10,000     418,750
 Lilly (Eli) & Co. .........................................   6,000     722,625
 Mylan Laboratories, Inc. ..................................  18,000     403,875
 Protein Design Labs, Inc.+.................................  10,000     387,500
 Vivus, Inc.+...............................................  25,000     937,500
                                                                     -----------
                                                                       3,575,500
                                                                     -----------
POLLUTION CONTROL--1.3%
 American Disposal Services, Inc.+..........................  25,000     781,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.5%
 Boston Properties, Inc.+...................................  15,000     492,187
 Starwood Lodging Trust.....................................  12,500     717,969
 Westfield America, Inc. ...................................  17,000     282,625
                                                                     -----------
                                                                       1,492,781
                                                                     -----------

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SOFTWARE--8.4%
 Applied Voice Technology, Inc.+....................      20,000      $   572,500
 Best Software, Inc. ...............................      17,000          248,625
 BMC Software, Inc.+................................      10,000          647,500
 Crystal Systems Solutions Ltd.+                          10,400          278,200
 HBO & Co. .........................................      25,000          943,750
 Lycos Inc.+........................................      10,000          340,000
 Microsoft Corp.+...................................       4,800          635,100
 PeopleSoft, Inc.+..................................       5,000          298,750
 Veritas DGC, Inc.+ ................................      10,000          425,625
 Veritas Software Co.+ .............................      15,000          659,062
                                                                      -----------
                                                                        5,049,112
                                                                      -----------
SPECIALTY RETAIL--2.6%
 CVS Corp. .........................................      13,000          739,375
 Intimate Brands, Inc., Class A.....................      10,000          233,125
 Michaels Stores, Inc.+.............................      20,000          611,250
                                                                      -----------
                                                                        1,583,750
                                                                      -----------
TELECOMMUNICATIONS--7.7%
 AT&T Corp. ........................................      10,000          443,125
 Lucent Technologies, Inc. .........................       6,000          488,250
 Network Solutions, Inc+............................       2,000           43,500
 Newbridge Networks Corp. ADR(1)....................      15,000          898,125
 Nextel Communications, Inc., Class A+..............      10,000          288,750
 Northern Telecom Ltd...............................       7,000          727,562
 PairGain Technologies, Inc.+.......................      10,000          285,000
 Tekelec, Inc.+.....................................      30,000        1,021,875
 Vimpel-Communication-SP ADR+(1)....................      10,000          417,500
                                                                      -----------
                                                                        4,613,687
                                                                      -----------
TRANSPORTATION--3.2%
 Airborne Freight Corp. ............................       5,000          302,813
 Caliber System, Inc................................      10,000          542,500
 CNF Transportation, Inc. ..........................      25,000        1,089,062
                                                                      -----------
                                                                        1,934,375
                                                                      -----------
TOTAL COMMON STOCK
  (COST $48,905,829)..................................                 60,498,775
                                                                      -----------
REPURCHASE AGREEMENT--2.9%
 Joint Repurchase Agreement Account (Note 2)
  (cost $1,704,000).................................     $ 1,704        1,704,000
                                                                      -----------
TOTAL INVESTMENTS--
  (COST $50,609,829)................................       104.0%      62,202,775
Liabilities in excess of other assets                       (4.0)      (2,372,744)
                                                         -------      -----------
NET ASSETS--........................................       100.0%     $59,830,031
                                                         =======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipts")

See Notes to Financial Statements.

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--98.9%
AEROSPACE & MILITARY TECHNOLOGY--2.9%
 Aeroflex Inc.+.......................................... 240,000 $  2,430,000
 REMEC, Inc.+............................................ 178,050    6,498,825
                                                                  ------------
                                                                     8,928,825
                                                                  ------------
APPAREL & TEXTILES--1.8%
 Big Dog Holdings Inc.+..................................   6,000       84,000
 Brooks Automation, Inc.+................................  50,000    1,918,750
 Jones Apparel Group, Inc.+..............................  25,000    1,350,000
 Novel Denim Holdings Ltd.+..............................  29,000      783,000
 Stage Stores, Inc. .....................................  32,500    1,401,562
                                                                  ------------
                                                                     5,537,312
                                                                  ------------
AUTOMOTIVE--0.2%
 Budget Group, Inc., Class A+............................  15,000      495,000
                                                                  ------------
BANKS--6.2%
 CBT Group PLC ADR.......................................  25,000    2,006,250
 First American Corp.(Tennessee)......................... 111,000    5,425,125
 First International Bancorp Inc.+.......................  35,500      636,781
 First Tennessee National Corp...........................  10,000      570,000
 Hamilton Bancorp, Inc.+.................................  50,000    1,375,000
 Hibernia Corp., Class A.................................  58,000      986,000
 PNC Bank Corp. .........................................  33,000    1,610,813
 Summit Bancorp. ........................................  92,250    4,099,359
 U.S. Bancorp............................................  26,425    2,550,013
                                                                  ------------
                                                                    19,259,341
                                                                  ------------
BROADCASTING & MEDIA--2.4%
 Cinar Films, Inc., Class B+.............................  47,500    1,810,938
 Jacor Communications, Inc.+.............................  40,000    1,767,500
 Mecklermedia Corp.+.....................................  17,500      405,781
 Yahoo!, Inc.+...........................................  67,500    3,383,437
                                                                  ------------
                                                                     7,367,656
                                                                  ------------
BUSINESS SERVICES--7.2%
 America Online, Inc.+...................................  15,000    1,131,562
 Boron, LePore & Associates, Inc. .......................  76,200    1,762,125
 Computer Horizons Corp.+................................  52,500    1,903,125
 CorporateFamily Solutions Inc.+.........................  97,000    1,636,875
 NCO Group, Inc.+........................................  66,200    2,449,400
 Object Design, Inc.+....................................  70,000      577,500
 Personal Group Of America, Inc..........................  85,000    2,911,250
 ProSoft Development, Inc.+.............................. 240,000    3,420,000
 ProSoft Development, Inc.+(2)(3)........................ 100,000    1,260,000
 Sterling Commerce, Inc.+................................  65,000    2,335,937
 Sunquest Information Systems, Inc.+.....................  37,500      567,188
 Vestcom International, Inc.+............................ 115,000    2,300,000
                                                                  ------------
                                                                    22,254,962
                                                                  ------------


COMMUNICATION EQUIPMENT--4.3%
 ANADIGICS, Inc.+........................................  35,000    1,725,937
 Digital Microwave Corp.+................................ 100,000    4,475,000

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMMUNICATION EQUIPMENT (CONTINUED)
 Spectrian Corp.+..........................................  35,000 $  2,244,375
 Tellabs, Inc.+............................................  41,900    2,157,850
 World Access, Inc.+.......................................  85,000    2,762,500
                                                                    ------------
                                                                      13,365,662
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--4.2%
 Apex PC Solutions Inc.+...................................  55,000    2,083,125
 Bay Networks, Inc.+.......................................  35,000    1,351,875
 Box Hill Systems Corp.+...................................  35,000      612,500
 CHS Electronics, Inc.+....................................  28,000      766,500
 Computer Task Group, Inc.+................................  75,000    3,145,312
 FORE Systems, Inc.+.......................................  50,000      984,375
 SMART Modular Technologies, Inc.+.........................  50,000    4,150,000
                                                                    ------------
                                                                      13,093,687
                                                                    ------------
DEPARTMENT STORES--0.5%
 Kohl's Corp.+.............................................  20,000    1,420,000
                                                                    ------------
ELECTRICAL EQUIPMENT--0.8%
 Helix Technology Corp. ...................................  40,000    2,476,250
                                                                    ------------
ELECTRONICS--18.1%
 Aehr Test Systems+........................................ 102,000    1,804,125
 Align-Rite International, Inc.+...........................  43,500    1,038,563
 Alpha Industries, Inc.+...................................  64,300    1,189,550
 Credence Systems Corp.+...................................  65,000    3,168,750
 Dallas Semiconductor Corp.................................  18,500      827,875
 DII Group, Inc.+.......................................... 140,000    4,589,375
 Electro Scientific Industries, Inc. ADR+(1)...............  17,500    1,067,500
 Electroglas, Inc.+........................................  75,000    2,550,000
 FARO Technologies Inc.+...................................  86,200    1,411,525
 GaSonics International Corp.+.............................  65,000    1,352,812
 Intelect Communications Systems, Ltd.+....................  25,000      284,375
 inTEST Corp.+............................................. 125,000    2,125,000
 Jabil Circuit, Inc.+......................................  20,000    1,310,000
 KLA Instruments, Corp.+...................................  20,000    1,351,250
 Kulicke & Soffa Industries, Inc.+.........................  55,000    2,547,187
 Linear Technology Corp. ..................................  20,000    1,375,000
 Micrel, Inc.+.............................................  96,000    4,062,000
 Novellus Systems, Inc.+...................................  10,000    1,260,000
 Photronics, Inc.+.........................................  20,000    1,211,250
 PRI Automation, Inc.+.....................................  55,000    3,217,500
 QLogic Corp.+.............................................  35,000    1,465,625
 Semtech Corp.+............................................  20,000    1,382,500
 SIPEX Corp.+..............................................  68,000    2,159,000
 Speedfam International, Inc.+.............................  20,000    1,207,500
 Teradyne, Inc.+...........................................  23,000    1,237,688
 Texas Instruments, Inc. ..................................  15,000    2,026,875
 Uniphase Corp.+...........................................  20,000    1,590,000
 Unitrode Corp.+...........................................  20,000    1,482,500
 Veeco Instruments, Inc.+..................................  20,000    1,263,750
 Vitesse Semiconductor Corp.+..............................  95,000    4,708,437
                                                                    ------------
                                                                      56,267,512
                                                                    ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENERGY SERVICES--7.1%
 Cliffs Drilling Co. ......................................  22,400 $  1,559,600
 Cooper Cameron, Corp.+....................................  30,000    2,154,375
 Diamond Offshore Drilling, Inc. ..........................  27,000    1,490,062
 ENSCO International, Inc.+................................  56,000    2,208,500
 Falcon Drilling, Inc.+....................................  70,000    2,471,875
 Friede Goldman International, Inc.+.......................  25,000    1,500,000
 Noble Drilling Corp.+..................................... 107,500    3,466,875
 Pride International, Inc.+................................  30,000    1,020,000
 Santa Fe International Corp.+.............................  60,000    2,790,000
 Stolt Comex Seaway S.A.+..................................  45,000    2,815,312
 UTI Energy Corp.+.........................................  15,000      619,688
                                                                    ------------
                                                                      22,096,287
                                                                    ------------
ENERGY SOURCES--0.3%
 Precision Drilling Corp.+.................................  15,000      958,125
                                                                    ------------
FINANCIAL SERVICES--4.6%
 American Capital Strategies Ltd.+.........................  57,000    1,140,000
 Crestar Financial Corp. ..................................  17,000      796,875
 E*TRADE Group, Inc.+......................................  40,000    1,880,000
 Hambrecht + Quist Group, Inc. ............................ 100,000    3,525,000
 Jackson Hewitt, Inc.+.....................................  68,000    2,601,000
 Legg Mason, Inc. .........................................  26,933    1,420,734
 Metris Cos., Inc. ........................................  36,500    1,580,906
 Raymond James Financial, Inc. ............................  40,000    1,440,000
                                                                    ------------
                                                                      14,384,515
                                                                    ------------
HEALTH SERVICES--1.8%
 BioReliance Corp.+........................................  40,000    1,050,000
 Diagnostic Health Services, Inc.+.........................  50,000      756,250
 Healthcare Financial Partners, Inc.+......................  70,600    2,179,775
 NovaCare, Inc.+........................................... 101,000    1,742,250
                                                                    ------------
                                                                       5,728,275
                                                                    ------------
HOUSING--1.2%
 D.R. Horton, Inc. ........................................  75,000    1,181,250
 Windmere-Durable Holdings, Inc. .......................... 107,000    2,547,938
                                                                    ------------
                                                                       3,729,188
                                                                    ------------
LEISURE & TOURISM--1.4%
 CapStar Hotel Co.+........................................  12,000      402,750
 Pegasus Systems, Inc.+....................................  33,500      607,188
 Ryanair Holdings PLC ADR+(1)..............................  31,200      937,462
 Travel Services International, Inc.+......................  32,500      674,375
 Trendwest Resorts, Inc.+..................................  75,000    1,762,500
                                                                    ------------
                                                                       4,384,275
                                                                    ------------
MACHINERY--3.8%
 Ade Corp.+................................................  20,000      802,500
 Advanced Technology Materials, Inc. ......................  47,500    1,745,625

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
MACHINERY (CONTINUED)
 Applied Science + Technology Inc.+........................  45,000 $    961,875
 ASM Lithography Holdings NV+..............................  33,000    3,258,750
 Flanders Corp.+........................................... 500,000    3,875,000
 Semitool, Inc+............................................  50,000    1,256,250
                                                                    ------------
                                                                      11,900,000
                                                                    ------------
MEDICAL PRODUCTS--2.6%
 Closure Medical Corp.+....................................  45,000    1,552,500
 Guidant Corp. ............................................  38,000    2,128,000
 LifeCell Corp.+........................................... 157,400    1,239,525
 Miravant Med Technologies+................................  25,000    1,375,000
 Novametrix Medical Systems, Inc. .........................  60,000      603,750
 Osteotech, Inc. ..........................................  54,000    1,086,750
                                                                    ------------
                                                                       7,985,525
                                                                    ------------
METALS & MINING--0.7%
 Maverick Tube Corp.+......................................  52,000    2,145,000
                                                                    ------------
PHARMACEUTICALS--2.5%
 ChiRex Inc.+..............................................  60,000    1,530,000
 IDEC Pharmaceuticals Corp.+...............................  23,000      963,125
 Kos Pharmaceuticals, Inc.+................................  45,000    1,608,750
 Protein Design Labs, Inc.+................................  40,000    1,550,000
 Vivus, Inc.+..............................................  60,000    2,250,000
                                                                    ------------
                                                                       7,901,875
                                                                    ------------
POLLUTION CONTROL--1.1%
 American Disposal Services, Inc.+......................... 110,000    3,437,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--1.8%
 Boston Properties, Inc.+..................................  35,000    1,148,438
 Equity Office Properties Trust............................  59,000    2,002,312
 FelCor Suite Hotels, Inc. ................................  19,500      800,719
 Starwood Lodging Trust....................................  28,000    1,608,250
                                                                    ------------
                                                                       5,559,719
                                                                    ------------
RESTAURANTS--0.4%
 Logans Roadhouse, Inc.+...................................  27,500      715,000
 Ryan's Family Steak Houses, Inc.+.........................  45,000      413,438
                                                                    ------------
                                                                       1,128,438
                                                                    ------------
SOFTWARE--10.0%
 Applied Voice Technology, Inc.+...........................  30,000      858,750
 Aris Corp.+...............................................  61,000    1,296,250
 Best Software, Inc........................................  36,000      531,000
 BMC Software, Inc.+.......................................  20,000    1,295,000
 Compuware Corp.+..........................................  40,000    2,420,000
 Crystal Systems Solutions Ltd.+...........................  33,700      901,475
 HBO & Co..................................................  60,000    2,265,000
 Innovus Corp.+(2)(3)......................................  54,000       29,700

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
 J. D. Edwards & Co.+......................................  55,500 $  1,859,250
 Keane, Inc.+..............................................  54,000    1,714,500
 LHS Group, Inc.+..........................................  50,000    2,300,000
 Lycos, Inc.+..............................................  80,000    2,720,000
 Omtool Ltd.+..............................................  25,000      334,375
 QuadraMed Corp.+.......................................... 158,000    2,725,500
 Saville Systems PLC ADR+(1)...............................  56,500    3,969,125
 Veritas DGC, Inc.+........................................  65,000    2,766,563
 Veritas Software Corp.+...................................  67,500    2,965,781
                                                                    ------------
                                                                      30,952,269
                                                                    ------------
SPECIALTY RETAIL--0.4%
 Amazon.com, Inc.+.........................................  20,000    1,041,250
 Maxim Group, Inc.+........................................  20,000      325,000
                                                                    ------------
                                                                       1,366,250
                                                                    ------------
TELECOMMUNICATIONS--9.0%
 Digital Lightwave, Inc.+                                    30,000      487,500
 Lucent Technologies, Inc..................................  20,000    1,627,500
 McLeod USA, Inc., Class A+................................  60,000    2,366,250
 Network Solutions, Inc.+..................................   6,000      130,500
 Newbridge Networks Corp. ADR+(1)..........................  53,000    3,173,375
 NICE Systems Ltd. ADR+(1).................................  50,000    2,812,500
 Pacific Gateway Exchange, Inc.............................  35,600    1,392,850
 PairGain Technologies, Inc.+..............................  28,000      798,000
 Qwest Communications International, Inc.+.................  80,000    3,690,000
 RADCOM Ltd.+..............................................  38,000      446,500
 Stanford Telecommunications, Inc. ........................  40,000      875,000
 Tekelec, Inc.+............................................ 168,000    5,722,500
 Teledata Communications, Inc.+............................  40,000    1,805,000
 Vimpel-Communications-SP ADR(1)...........................  65,000    2,713,750
                                                                    ------------
                                                                      28,041,225
                                                                    ------------
TELEPHONE--0.3%
 NEXTLINK Communications, Inc., Class A                      40,500      972,000
                                                                    ------------
TRANSPORTATION--1.3%
 Airborne Freight Corp.....................................  30,000    1,816,875
 Caliber System, Inc.......................................  23,000    1,247,750
 CNF Transportation, Inc...................................  22,200      967,088
                                                                    ------------
                                                                       4,031,713
                                                                    ------------
TOTAL COMMON STOCK
  (COST $227,296,296)......................................          307,168,386
                                                                    ------------

                                                      SHARES/
                                                  PRINCIPAL AMOUNT    VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
BONDS & NOTES--0.1%
SOFTWARE--0.1%
 Wind River Systems, Inc.*
  5.00% due 7/31/02
  (cost $250,000)................................     $    250     $    255,000
                                                                   ------------
WARRANTS--0.5%+
PHARMACEUTICALS--0.5%
 Ligand Pharmaceuticals, Inc.
  (cost $819,842)................................      142,500        1,531,875
                                                                   ------------
TOTAL INVESTMENT SECURITIES--99.5%
  (COST $228,366,138)............................                   308,955,261
                                                                   ------------
REPURCHASE AGREEMENT--2.8%
 Joint Repurchase Agreement Account (Note 2)
  (cost $8,729,000)..............................     $  8,729        8,729,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $237,095,138)............................        102.3%     317,684,261
                                                                   ------------
Liabilities in excess of other assets............         (2.3)      (7,075,951)
                                                                   ------------
NET ASSETS--                                             100.0%    $310,608,310
                                                      ========     ============

-------
 + Non-income producing security
 * Resale restricted to qualified institutional buyers
(1) ADR ("American Depositary Receipt")
(2) At September 30, 1997 the Fund held restricted securities amounting to 0.4% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                                                            VALUATION
                                                                              AS OF
                                     DATE OF              UNIT            SEPTEMBER 30,
   DESCRIPTION                     ACQUISITION            COST                1997
   -----------                     -----------           ------           -------------
   ProSoft Development, Inc.         3/12/97             $10.50              $12.60
   Innovus Corp.                     3/21/95               3.50                0.55

(3) Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997

                                                                     VALUE
                   SECURITY DESCRIPTION                    SHARES   (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--99.2%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 AlliedSignal, Inc. ...................................... 18,000 $    765,000
 Boeing Co. ..............................................  8,924      485,800
                                                                  ------------
                                                                     1,250,800
                                                                  ------------
AUTOMOTIVE--1.2%
 Cooper Tire & Rubber..................................... 19,000      504,688
 General Motors Corp. ....................................  8,000      535,500
 Ugly Duckling Corp.+..................................... 15,000      228,750
                                                                  ------------
                                                                     1,268,938
                                                                  ------------
BANKS--6.4%
 Bankers Trust New York Corp. ............................  5,000      612,500
 Chase Manhattan Corp. ................................... 10,000    1,180,000
 Citicorp.................................................  5,000      669,687
 First Union Corp. ....................................... 25,500    1,276,594
 Mellon Bank Corp. ....................................... 18,000      985,500
 NationsBank Corp. ....................................... 10,000      618,750
 Summit Bancorp........................................... 28,500    1,266,469
                                                                  ------------
                                                                     6,609,500
                                                                  ------------
BROADCASTING & MEDIA--2.9%
 Dow Jones & Co., Inc. ................................... 15,000      701,250
 New York Times Co., Class A.............................. 16,000      840,000
 Tele-Communications TCI Group, Class A+.................. 15,905      326,052
 Time Warner, Inc. ....................................... 20,000    1,083,750
                                                                  ------------
                                                                     2,951,052
                                                                  ------------
BUSINESS SERVICES--1.9%
 American Express Co. ....................................  9,000      736,875
 Fortune Brands, Inc. ....................................  9,000      303,188
 Gartner Group, Inc., Class A+............................ 30,000      900,000
                                                                  ------------
                                                                     1,940,063
                                                                  ------------
CHEMICALS--4.1%
 du Pont (E.I.) de Nemours & Co. ......................... 15,000      923,437
 Fuller (H.B.) Co. ....................................... 15,000      812,813
 IMC Global, Inc. ........................................ 15,000      528,750
 Monsanto Co. ............................................ 10,000      390,000
 Potash Corp. of Saskatchewan, Inc. ...................... 12,000      942,000
 RPM, Inc. Ohio........................................... 30,000      615,000
                                                                  ------------
                                                                     4,212,000
                                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT--5.1%
 3Com Corp.+.............................................. 10,000      512,500
 American Pad & Paper Co.+................................ 21,000      261,188
 Cisco Systems, Inc.+.....................................  7,000      511,438
 Computer Sciences Corp.+................................. 12,000      849,000
 Hewlett-Packard Co. ..................................... 13,000      904,312
 Honeywell, Inc. ......................................... 16,000    1,075,000
 International Business Machines Corp. ................... 11,000    1,165,312
                                                                  ------------
                                                                     5,278,750
                                                                  ------------


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
CONGLOMERATES--3.6%
 Corning, Inc. ............................................. 15,000 $    708,750
 General Electric Co. ...................................... 23,000    1,565,437
 Rockwell International Corp. .............................. 15,000      944,063
 Tenneco, Inc. ............................................. 10,000      478,750
                                                                    ------------
                                                                       3,697,000
                                                                    ------------
CONTAINERS & STORAGE--1.4%
 Ivex Packaging Corp.+...................................... 19,000      304,000
 Owens-Illinois, Inc.+...................................... 33,000    1,119,938
                                                                    ------------
                                                                       1,423,938
                                                                    ------------
CONSTRUCTION MATERIALS--0.6%
 Dal-Tile International, Inc.+.............................. 43,000      645,000
                                                                    ------------
CONSUMER SERVICES--1.0%
 Service Corporation International.......................... 31,000      997,813
                                                                    ------------
DEPARTMENT STORES--1.7%
 Penney (J.C.) Co, Inc. .................................... 12,000      699,000
 Wal-Mart Stores, Inc....................................... 28,000    1,025,500
                                                                    ------------
                                                                       1,724,500
                                                                    ------------
ELECTRONICS--6.2%
 Emerson Electric Co. ...................................... 19,000    1,094,875
 General Cable Corp.+....................................... 22,000      781,000
 Hubbell, Inc., Class B..................................... 10,000      462,500
 Intel Corp. ............................................... 20,000    1,846,250
 Motorola, Inc. ............................................ 21,000    1,509,375
 Texas Instruments, Inc. ...................................  5,000      675,625
                                                                    ------------
                                                                       6,369,625
                                                                    ------------
ENERGY SERVICES--2.4%
 Baker Hughes, Inc. ........................................ 25,000    1,093,750
 ENSCO International, Inc. ................................. 14,000      552,125
 Halliburton Co. ........................................... 16,000      832,000
                                                                    ------------
                                                                       2,477,875
                                                                    ------------
ENERGY SOURCES--6.7%
 Amoco Corp. ...............................................  9,000      867,375
 Chevron Corp. .............................................  7,000      582,312
 Duke Energy Co. ........................................... 15,666      774,488
 Exxon Corp. ............................................... 14,000      896,875
 Mobil Corp. ............................................... 10,000      740,000
 Noble Affiliates, Inc. .................................... 10,000      447,500
 Nuevo Energy Co.+.......................................... 15,000      718,125
 Royal Dutch Petroleum Co. ................................. 22,000    1,221,000
 Texaco, Inc. .............................................. 10,000      614,375
                                                                    ------------
                                                                       6,862,050
                                                                    ------------
ENTERTAINMENT PRODUCTS--1.0%
 Mattel, Inc. .............................................. 30,000      993,750
                                                                    ------------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES--6.3%
 Associates First Capital Corp. ............................  9,800 $    610,050
 Beneficial Corp. .......................................... 10,000      761,875
 ContiFinancial Corp.+...................................... 25,000      812,500
 Federal National Mortgage Association...................... 12,000      564,000
 Household International, Inc. ............................. 11,000    1,245,062
 Transamerica Corp. ........................................  7,000      696,500
 Washington Mutual, Inc. ................................... 10,000      697,500
 Wells Fargo & Co. .........................................  4,000    1,100,000
                                                                    ------------
                                                                       6,487,487
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--6.2%
 Coca-Cola Co. ............................................. 10,000      609,375
 ConAgra, Inc. ............................................. 10,000      660,000
 Flowers Industries, Inc. .................................. 15,000      305,625
 Heinz (H.J.) Co. .......................................... 13,000      600,438
 Kellogg Co. ...............................................  7,000      294,875
 Philip Morris Cos., Inc. .................................. 54,000    2,244,375
 RJR Nabisco Holdings Corp. ................................ 11,000      378,125
 Sysco Corp. ............................................... 35,000    1,292,812
                                                                    ------------
                                                                       6,385,625
                                                                    ------------
FOREST PRODUCTS--1.3%
 Champion International Corp. ..............................  8,000      487,500
 International Paper Co. ...................................  5,000      275,313
 Willamette Industries, Inc. ............................... 16,000      612,000
                                                                    ------------
                                                                       1,374,813
                                                                    ------------
HEALTH SERVICES--1.3%
 Columbia/HCA Healthcare Corp. ............................. 17,000      488,750
 Tenet Healthcare Corp.+.................................... 29,000      844,625
                                                                    ------------
                                                                       1,333,375
                                                                    ------------
HOUSEHOLD PRODUCTS--2.8%
 Avon Products, Inc. .......................................  4,000      248,000
 Gillette Co. ..............................................  6,000      517,875
 International Flavors & Fragrances, Inc. ..................  5,000      245,000
 Kimberly-Clark Corp. ...................................... 17,100      836,831
 Procter & Gamble Co. ......................................  7,000      483,437
 Ralston Purina Co. ........................................  3,000      265,500
 Unilever NV................................................  1,500      318,938
                                                                    ------------
                                                                       2,915,581
                                                                    ------------
INSURANCE--2.0%
 Aetna, Inc. ...............................................  6,000      488,625
 Allstate Corp. ............................................ 10,000      803,750
 Chubb Corp. ............................................... 10,000      710,625
                                                                    ------------
                                                                       2,003,000
                                                                    ------------
LEISURE & TOURISM--0.8%
 Carnival Corp., Class A.................................... 18,000      832,500
                                                                    ------------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
MACHINERY--1.5%
 Case Corp. ................................................  9,000 $    599,625
 Ingersoll-Rand Co. ........................................ 22,000      947,375
                                                                    ------------
                                                                       1,547,000
                                                                    ------------
MEDICAL PRODUCTS--5.1%
 Amgen, Inc.+............................................... 15,000      719,063
 Baxter International, Inc. ................................ 27,000    1,410,750
 Johnson & Johnson.......................................... 21,000    1,210,125
 Sola International, Inc.+.................................. 43,400    1,489,162
 St. Jude Medical, Inc.+.................................... 10,000      350,625
                                                                    ------------
                                                                       5,179,725
                                                                    ------------
METALS & MINING--1.8%
 Crown, Cork & Seal Co., Inc. .............................. 32,000    1,476,000
 EASCO, Inc. ............................................... 32,500      398,125
                                                                    ------------
                                                                       1,874,125
                                                                    ------------
PHARMACEUTICALS--4.4%
 Abbott Laboratories, Inc. ................................. 10,000      639,375
 American Home Products Corp. ..............................  4,000      292,000
 Biogen, Inc.+.............................................. 10,000      324,375
 Bristol-Myers Squibb Co. .................................. 14,000    1,158,500
 IDEC Pharmaceuticals Corp.+................................ 30,000    1,256,250
 Merck & Co., Inc. .........................................  8,000      799,500
                                                                    ------------
                                                                       4,470,000
                                                                    ------------
POLLUTION CONTROL--1.5%
 United States Filter Corp.+................................ 20,000      861,250
 USA Waste Services, Inc.+.................................. 18,000      717,750
                                                                    ------------
                                                                       1,579,000
                                                                    ------------
REAL ESTATE COMPANIES--0.1%
 Security Capital Group, Inc., Class B......................  4,000      137,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Crescent Real Estate Equities Co. ......................... 19,000      762,375
 Equity Office Properties Trust............................. 17,000      576,937
 Prime Retail, Inc. ........................................ 20,000      312,500
 Westfield America, Inc. ................................... 25,000      415,625
                                                                    ------------
                                                                       2,067,437
                                                                    ------------
RESTAURANTS--0.8%
 McDonald's Corp. .......................................... 18,000      857,250
                                                                    ------------
SOFTWARE--2.8%
 Fiserv, Inc.+.............................................. 10,000      438,750
 Microsoft Corp.+........................................... 10,000    1,323,125
 Novell, Inc.+.............................................. 44,000      394,625
 Reynolds & Reynolds Co., Class A........................... 35,000      680,312
                                                                    ------------
                                                                       2,836,812
                                                                    ------------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1997 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL--2.4%
 CVS Corp. ................................................. 21,000 $  1,194,375
 Home Depot, Inc. .......................................... 24,000    1,251,000
                                                                    ------------
                                                                       2,445,375
                                                                    ------------
TELECOMMUNICATIONS--5.4%
 Ameritech Corp. ...........................................  8,000      532,000
 AT&T Corp. ................................................ 22,500      997,031
 Bell Atlantic Corp. .......................................  9,216      741,312
 GTE Corp. ................................................. 11,000      499,125
 Lucent Technologies, Inc. ................................. 12,296    1,000,587
 MCI Communications Corp. .................................. 10,000      293,750
 SBC Communications, Inc. .................................. 10,000      613,750
 Tele-Communications TCI Venture Group, Class A+............  9,095      187,585
 Teleport Communications Group, Class A+.................... 15,000      673,125
                                                                    ------------
                                                                       5,538,265
                                                                    ------------
TRANSPORTATION--1.0%
 Burlington Northern, Inc. ................................. 10,000      966,250
                                                                    ------------
UTILITIES--2.3%
 Baltimore Gas & Electric Co. ..............................  7,000      194,250
 Consolidated Natural Gas Co. .............................. 11,000      640,062
 GPU, Inc. .................................................  7,000      251,125
 New York St. Electric & Gas Corp. ......................... 25,000      671,875
 Southwest Gas Corp. ....................................... 10,000      196,250
 Utilicorp United, Inc. .................................... 14,000      421,750
                                                                    ------------
                                                                       2,375,312
                                                                    ------------
TOTAL COMMON STOCK
  (COST $90,508,964)........................................         101,909,086
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
BONDS & NOTES--0.0%
FOREST PRODUCTS--0.0%
 Stone Container Corp.
  11.88% due 12/01/98
  (cost $50,512)...................................     $   50     $     52,313
                                                                   ------------
TOTAL INVESTMENT SECURITIES--99.2%
  (COST $90,559,476)...............................                 101,961,399
                                                                   ------------
REPURCHASE AGREEMENT--1.9%
 Joint Repurchase Agreement
  Account (Note 2)
  (cost $1,946,000)................................      1,946        1,946,000
                                                                   ------------
TOTAL INVESTMENTS--
  (COST $92,505,476)...............................      101.1%     103,907,399
Liabilities in excess of other assets..............       (1.1)      (1,158,479)
                                                        ------     ------------
NET ASSETS--                                             100.0%    $102,748,920
                                                        ======     ============

--------
+ Non-income producing security

See Notes to Financial Statements

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997

Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of five different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of SunAmerica Inc. ("SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. On September 29, 1997, pursuant to a Plan of Reorganization, and shareholder approval, the Global Balanced Fund, formally incorporated within the SunAmerica Equity Funds, transferred all its assets and liabilities to the Style Select International Equity Portfolio in an exchange for shares with an equivalent value. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers two classes of shares. Balanced Assets Fund and Small Company Growth Fund also offer Class Z shares, exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class Z shares are offered at net asset value. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A shares and Class B shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

Note 2. Significant Accounting Policies

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  As of September 30, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had a 9.8%, 4.9%, 1.7%, 8.8%, and 2.0% undivided interest, respectively, which represented $9,623,000, $4,864,000, $1,704,000, $8,729,000, and $1,946,000,
  respectively, in principal amount in a joint repurchase agreement with

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  PaineWebber Group, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefor were as follows:

  PaineWebber Group, Inc. Repurchase Agreement 5.9% dated 9/30/97, in the principal amount of $98,661,000 repurchase price $98,677,169 due 10/01/97 collateralized by $50,000,000 U.S. Treasury Note 6.25% due 4/30/01, $7,930,000 U.S. Treasury Note 7.375% due 11/15/97, and $26,830,000 U.S.
  Treasury Note 11.25% due 2/15/15; approximate aggregate value $100,622,498.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned. The Equity Funds, except for the Growth and Income Fund, do not amortize premiums or accrete discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods.

  The Funds issue and redeem their shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and payments is presented in the Statement of Cash Flows. Cash for purposes of cash flow presentation does not include short-term investments.

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

  The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets were not affected.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  For the year ended September 30, 1997, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                             ACCUMULATED   ACCUMULATED
                                            UNDISTRIBUTED UNDISTRIBUTED   PAID
                                            NET REALIZED  NET INVESTMENT   IN
                                              GAIN/LOSS    INCOME/LOSS   CAPITAL
                                            ------------- -------------- -------
   Balanced Assets Fund....................  $    (5,898)   $   5,898    $  --
   Blue Chip Growth Fund...................     (327,453)     327,453       --
   Mid-Cap Growth Fund.....................     (586,288)     557,790    28,498
   Small Company Growth Fund...............   (3,941,943)   3,935,151     6,792
   Growth and Income Fund..................      (39,291)      30,296     8,995

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars.
  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Growth and Income Fund amounted to $1,383. These costs are being amortized on a straight line basis by the Fund over a period not to exceed 60 months from the date the Fund commenced operations.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. For the year ended September 30, 1997, SAAMCo earned fees in the amounts stated on the Statement of Operations, of which SAAMCo agreed to voluntarily reimburse $147,159 on the Growth and Income Fund.

SUNAMERICA EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  For the year ended September 30, 1997, SAAMCo has agreed to voluntarily reimburse expenses, excluding management fee reimbursements which are stated separately in the Notes, as follows:

        Balanced Assets Class Z......................................... $9,394
        Small Company Class Z........................................... $9,971
        Growth and Income Class A....................................... $  674
        Growth and Income Class B....................................... $3,533

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended September 30, 1997, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. SACS has advised the Funds that for the year ended September 30, 1997 the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                            CLASS A                       CLASS B
                            --------------------------------------- -------------------
                              SALES     AFFILIATED   NON-AFFILIATED CONTINGENT DEFERRED
                             CHARGES  BROKER-DEALERS BROKER-DEALERS    SALES CHARGES
                            --------- -------------- -------------- -------------------
   Balanced Assets Fund.... $ 666,236    $501,649       $74,438          $299,683
   Blue Chip Growth Fund...    68,915      42,671        17,613            54,673
   Mid-Cap Growth Fund.....    81,231      44,483        24,280            44,557
   Small Company Growth
    Fund................... 1,315,944     536,682       610,386           262,423
   Growth and Income Fund..   707,401     367,498       251,127            44,335

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the year ended September 30, 1997, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                PAYABLE AT
                                               EXPENSE      SEPTEMBER 30, 1997
                                          ----------------- -------------------
                                          CLASS A  CLASS B   CLASS A   CLASS B
                                          -------- -------- --------- ---------
   Balanced Assets Fund.................. $342,893 $370,008 $  30,266 $  30,960
   Blue Chip Growth Fund.................  127,177   78,591    12,004     6,681
   Mid-Cap Growth Fund...................   93,270   28,779     8,182     2,419
   Small Company Growth Fund.............  342,612  230,003    32,550    21,528
   Growth and Income Fund................   80,443   75,337     8,545     9,737

Note 4. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the year ended September 30, 1997 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY  GROWTH AND
                                ASSETS       GROWTH       GROWTH       GROWTH        INCOME
                                 FUND         FUND         FUND         FUND          FUND
                             ------------ ------------ ------------ ------------- ------------
    Aggregate purchases..... $458,505,516 $185,836,829 $178,759,273 $897,438,689  $184,678,165
                             ============ ============ ============ ============  ============
    Aggregate sales......... $485,225,053 $190,147,906 $181,167,111 $893,902,367  $133,059,633
                             ============ ============ ============ ============  ============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

Note 5. Portfolio Securities (Tax Basis)

  Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, were as follows:

                               BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY  GROWTH AND
                                ASSETS       GROWTH       GROWTH        GROWTH        INCOME
                                 FUND         FUND         FUND          FUND          FUND
                             ------------  -----------  -----------  -------------  -----------
    Cost.................... $294,948,972  $89,624,171  $50,609,829  $237,859,919   $92,955,228
                             ============  ===========  ===========  ============   ===========
    Appreciation............ $ 52,049,861  $19,995,262  $11,832,514  $ 80,748,366   $12,440,698
    Depreciation............   (3,961,977)  (1,567,518)    (239,568)     (924,024)   (1,488,527)
                             ------------  -----------  -----------  ------------   -----------
    Net unrealized
     appreciation........... $ 48,087,884  $18,427,744  $11,592,946  $ 79,824,342   $10,952,171
                             ============  ===========  ===========  ============   ===========


Note 6. Capital Share Transactions

  At September 30, 1997, the Adviser and SACS in the aggregate, owned 393,071 Class A shares of the Growth and Income Fund representing 5.15% of the Fund's net assets.

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                              FOR THE                    FOR THE                   FOR THE                   FOR THE
                            YEAR ENDED                 YEAR ENDED                YEAR ENDED                YEAR ENDED
                        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996        SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                     --------------------------  ------------------------  ------------------------  ------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Shares sold.....    2,014,610  $  33,670,422   3,119,474  $ 50,864,950   1,601,187  $ 26,977,385   3,055,442  $ 49,865,609
   Reinvested
    dividends......    1,098,904     17,076,435     583,832     9,290,744   1,191,203    18,422,134     690,103    10,949,550
   Shares redeemed.   (2,712,729)   (45,625,149) (2,257,335)  (36,956,739) (3,596,433)  (60,154,848) (3,430,716)  (55,757,942)
                     -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....      400,785  $   5,121,708   1,445,971  $ 23,198,955    (804,043) $(14,755,329)    314,829  $  5,057,217
                     ===========  =============  ==========  ============  ==========  ============  ==========  ============
                       BALANCED ASSETS FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                        SEPTEMBER 30, 1997
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....        3,052  $      51,485
   Reinvested
    dividends......          102          1,635
   Shares redeemed.         (283)        (4,718)
                     -----------  -------------
   Net increase....        2,871  $      48,402
                     ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

                                                            BLUE CHIP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....      623,963  $  10,925,394     753,893  $  12,709,149   1,259,797  $ 21,456,617   3,214,655  $  53,717,531
   Reinvested
    dividends......      455,714      6,972,433     285,095      4,507,347     319,329     4,764,382     277,108      4,315,647
   Shares redeemed.     (676,748)   (11,828,552)   (533,503)    (8,978,653) (1,756,723)  (29,208,753) (3,702,537)   (61,373,567)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....      402,929  $   6,069,275     505,485  $   8,237,843    (177,597) $ (2,987,754)   (210,774) $  (3,340,389)
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                                                             MID-CAP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....    1,195,858  $  22,039,862     585,749  $  10,047,757     361,032  $  6,440,002   1,569,285  $  26,612,848
   Reinvested
    dividends......      105,242      1,820,690     262,450      4,236,039      35,395       598,248      66,071      1,049,943
   Shares redeemed.   (1,428,977)   (26,234,993)   (609,879)   (10,404,579)   (501,401)   (8,706,849) (1,386,338)   (23,587,448)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....     (127,877) $  (2,374,441)    238,320  $   3,879,217    (104,974) $ (1,668,599)    249,018  $   4,075,343
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                                                          SMALL COMPANY GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                    FOR THE                    FOR THE                   FOR THE
                            YEAR ENDED                  YEAR ENDED                YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1997          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997         SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....    4,356,568  $ 104,158,132   6,607,402  $ 153,907,782   2,294,947  $ 52,824,439   6,285,098  $ 144,713,218
   Reinvested
    dividends......      231,823      5,468,761     725,288     15,398,224     165,485     3,806,222     543,295     11,327,669
   Shares redeemed.   (4,573,784)  (108,631,540) (4,425,505)  (102,867,176) (2,474,107)  (56,073,072) (5,086,621)  (116,292,585)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....       14,607  $     995,353   2,907,185  $  66,438,830     (13,675) $    557,589   1,741,772  $  39,748,302
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                           SMALL COMPANY
                            GROWTH FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                        SEPTEMBER 30, 1997
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....       36,250  $     860,624
   Reinvested
    dividends......          300          7,070
   Shares redeemed.       (3,202)       (77,380)
                     -----------  -------------
   Net increase....       33,348  $     790,314
                     ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1997 -- (continued)

                                                             GROWTH AND INCOME FUND
                            -----------------------------------------------------------------------------------------------
                                              CLASS A                                          CLASS B
                            -----------------------------------------------  ----------------------------------------------
                                   FOR THE                  FOR THE                 FOR THE                 FOR THE
                                  YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996      SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            -----------------------  ----------------------  ----------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                            ---------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
   Shares sold............. 2,346,608  $ 27,325,734  1,608,366  $15,926,962  3,556,104  $41,322,565  1,180,720  $11,686,226
   Reinvested dividends....   118,133     1,248,669     32,680      297,897     86,070      908,039     19,593      176,116
   Shares redeemed.........  (969,421)  (11,704,696)   (46,202)    (441,023)  (815,041)  (9,270,338)  (172,820)  (1,683,504)
                            ---------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
   Net increase............ 1,495,320  $ 16,869,707  1,594,844  $15,783,836  2,827,133  $32,960,266  1,027,493  $10,178,838
                            =========  ============  =========  ===========  =========  ===========  =========  ===========

Note 7. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 8. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had accrued $27,913, $8,538, $4,811, $18,299 and $2,144, respectively, for the
  Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 1997 expensed $12,881, $3,666, $2,273, $10,325 and $1,920, respectively, for the
  Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

SUNAMERICA EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Equity Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of cash flows (SunAmerica Small Company Growth Fund only), and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund and SunAmerica Growth and Income Fund (constituting SunAmerica Equity Funds, hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, SunAmerica Small Company Growth Fund's cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 7, 1997

SUNAMERICA EQUITY FUNDS
SHAREHOLDER TAX INFORMATION--(UNAUDITED)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 1997. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1998.

During the year ended September 30, 1997 the Funds paid the following dividends per share:

                                                                   NET     NET
                                                                 SHORT-   LONG-
                                                         NET      TERM    TERM
                                              TOTAL   INVESTMENT CAPITAL CAPITAL
                                            DIVIDENDS   INCOME    GAINS   GAINS
                                            --------- ---------- ------- -------
Balanced Assets Class A....................   $2.06      $.31     $.89    $.86
Balanced Assets Class B....................    1.96       .21      .89     .86
Balanced Assets Class Z....................    2.15       .40      .89     .86
Blue Chip Growth Class A...................    2.43       --      1.57     .86
Blue Chip Growth Class B...................    2.43       --      1.57     .86
Mid-Cap Growth Class A.....................     .80       --       .24     .56
Mid-Cap Growth Class B.....................     .80       --       .24     .56
Small Company Growth Class A...............     .86       --       .06     .80
Small Company Growth Class B...............     .86       --       .06     .80
Small Company Class Z......................     .86       --       .06     .80
Growth and Income Class A..................     .47       .03      .40     .04
Growth and Income Class B..................     .45       .01      .40     .04

For the year ended September 30, 1997, 16.95%, 17.33%, 6.54%, 14.40% and
13.82% of the dividends paid from ordinary income by Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund respectively, qualified for the 70% dividends received deductions for corporations.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date a Fund commenced operations without regard to when a second class of shares was introduced. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. The maximum sales charge for Class A is 5.75% of the public offering price. The maximum contingent deferred sales charge for Class B is 4% and is reduced to 0% after six years. Both Class A and Class B bear ongoing 12b-1 distribution and service fees. Each index has been chosen by the particular portfolio's manager as an appropriate comparison and is accompanied by a brief discussion from the portfolio manager about why the portfolio performed the way it did relative to the index.


Balanced Assets Fund

                                    [CHART]


                                                S&P 500
                        Balanced Assets       (dividends      Lehman Bros. Int
                            Class B           reinvested)        Gov't Index

Sep-87                       10,000             10,000             10,000
Jun-88                        9,266              8,744             10,892
Jun-89                       10,028             10,541             11,990
Jun-90                       11,320             12,279             12,918
Jun-91                       11,760             13,187             14,278
Jun-92                       12,641             14,956             16,112
Jun-93                       15,206             16,994             17,730
Sep-93                       15,730             17,433             18,129
Sep-94                       15,707             18,077             17,857
Sep-95                       18,843             23,456             19,753
Sep-96                       20,714             28,224             20,761
Sep-97                       25,732             39,644             22,387

*Fund changed its fiscal year end from June 30 as of September 24, 1993.


The SunAmerica Balanced Assets Fund seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. This fiscal year was characterized by strong economic growth and low inflation that together proved positive for both the equity and bond markets as well as by high volatility in both asset classes. In such an environment, this Fund's conservative approach led to outperformance of its group average's performance (tracked by Lipper Analytical Service for the twelve months ended September 30, 1997. Of course, due to its fixed income component, it underperformed the S&P 500 index, which is an unmanaged index and not available as an investment. Our strategy going forward will be to continue to buy high quality, large cap growth stocks, focusing on the financial services, technology, and health care sectors.


--------------------------------------------------------------------------------
                   Class A               Class B              Class Z
               -----------------------------------------------------------------
                 SEC                   SEC                 SEC
  Balanced     Average   Cumulative  Average   Cumulative  Average  Cumulative
   Assets       Annual   Traditional  Annual   Traditional  Annual  Traditional
    Fund        Return    Return+     Return     Return+    Return    Return+
--------------------------------------------------------------------------------
1 Year Return   17.64%     24.81%     20.09%     24.09%      N/A       N/A
--------------------------------------------------------------------------------
5 Year Return    N/A        N/A       14.00%     94.51%      N/A       N/A
--------------------------------------------------------------------------------
Since Inception 12.15%     68.18%     12.56%    347.67%      N/A     23.56%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)

Blue Chip Growth Fund

                                    [CHART]

                                                           S&P 500
                               Blue Chip Growth         (dividends
                                        Class B        reinvested)

Sep-87                                   10,000             10,000
Dec-87                                    7,187              7,757
Dec-88                                    9,287              9,045
Dec-89                                   10,472             11,911
Dec-90                                    7,842             11,541
Dec-91                                   10,183             15,058
Dec-92                                   11,044             16,204
Sep-93                                   13,230             17,433
Sep-94                                   12,991             18,077
Sep-95                                   15,656             23,456
Sep-96                                   17,718             28,224
Sep-97                                   23,392             39,644

*Fund changed its fiscal year end from December 31 to September 30 as of September 24, 1993.


--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
Blue Chip            Average   Cumulative  Average   Cumulative
 Growth               Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         25.32%     32.96%     28.02%     32.02%
--------------------------------------------------------------------------------
5 Year Return          N/A        N/A       17.44%    125.40%
--------------------------------------------------------------------------------
Since Inception       14.48%     81.72%     12.11%    319.60%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Blue Chip Growth Fund seeks capital appreciation by Investing primarily in equity securities of companies with large market capitalizations. During the past year, the Fund underperformed the S&P 500 Index and its Lipper category average, primarily because of an overweighted cash allocation and over-diversification in the fourth calendar quarter. However, with a more focused diversification strategy and overweightings in the strong performing sectors of financial services, technology, and health care, the Fund outperformed both the S&P 500 Index and its Lipper category average for the year to date ended September 30, 1997. Our strategy going forward is to stay fully invested and to continue to use extensive fundamental research and our thematic approach to identify attractive investment opportunities.



Mid-Cap Growth Fund

                                    [CHART]

                             S&P 500 (dividends     Mid-Cap Growth
                                    reinvested)            Class A

Sep-87                                   10,000             10,000
Nov-87                                    7,209              6,537
Nov-88                                    8,890              8,300
Nov-89                                   11,632             11,320
Nov-90                                   11,228              9,325
Nov-91                                   13,512             12,227
Nov-92                                   16,008             14,847
Sep-93                                   17,433             17,878
Sep-94                                   18,077             16,163
Sep-95                                   23,456             20,932
Sep-96                                   28,224             23,638
Sep-97                                   39,644             28,730


*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.



--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
Mid-Cap              Average   Cumulative  Average   Cumulative
 Growth               Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         14.55%     21.54%     16.65%     20.65%
--------------------------------------------------------------------------------
5 Year Return         15.08%    114.19%      N/A        N/A
--------------------------------------------------------------------------------
Since Inception       12.93%    288.51%     11.15%     55.58%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Mid-Cap Growth Fund seeks capital appreciation by Investing primarily in the equity securities of medium-sized companies with market capitalizations of $1 billion to approximately $5 billion. The first seven months of the Fund's fiscal year were dominated by investors' concerns regarding inflation, corporate earnings, the direction of interest rates, and market valuation levels. Thus mid-cap growth stocks in general underperformed the S&P 500, and the Fund in particular underperformed its Lipper category average for the twelve month period. However, mid-cap growth stocks and the Fund recovered somewhat in the last five months, and we believe both are well positioned for strong performance as we head into 1998. We will continue to make sector weighting decisions on a long-term, secular trend basis.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


Small Company Growth Fund

                                    [CHART]


                                         NASDAQ      Small Company
                                    Industrials     Growth Class A

Sep-87                                   10,000             10,000
Nov-87                                    6,022              6,409
Nov-88                                    9,473              7,663
Nov-89                                   12,259              9,369
Nov-90                                    8,512              8,194
Nov-91                                   12,941             12,407
Nov-92                                   16,086             14,827
Sep-93                                   20,200             16,415
Sep-94                                   18,637             16,361
Sep-95                                   27,955             22,343
Sep-96                                   33,363             25,212
Sep-97                                   40,316             31,304

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.


--------------------------------------------------------------------------------
                    Class A               Class B              Class Z
               -----------------------------------------------------------------
   Small         SEC                   SEC                   SEC
  Company      Average   Cumulative  Average   Cumulative  Average  Cumulative
   Growth       Annual   Traditional  Annual   Traditional  Annual  Traditional
    Fund        Return    Return+     Return     Return+    Return    Return+
--------------------------------------------------------------------------------
1 Year Return   13.89%     20.84%     16.08%     20.08%      N/A       N/A
--------------------------------------------------------------------------------
5 Year Return   22.20%    189.07%      N/A        N/A        N/A       N/A
--------------------------------------------------------------------------------
Since Inception 15.41%    389.70%     17.89%     95.67%      N/A     19.78%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Small Company Growth Fund seeks to realize capital appreciation by investing in equity securities of small capitalization growth companies. Like the Mid-Cap Growth Fund, this Fund's relative performance was hampered by its growth-oriented investment style during the first seven months of the fiscal year, yet, likewise, helped significantly by that same style returning to favor in the remaining months of the year. In fact, for the third calendar quarter, Class A shares had a cumulative total return of 25.59%, as compared to 16.55% for its Lipper category average, ranking it in the top 2%. The Fund particularly benefited from its overweightings in technology, oil and gas equipment and service providers, and financial stocks and intends to maintain strong positions in these sectors into the next fiscal year.

SUNAMERICA EQUITY FUNDS
COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


Growth and Income Fund

                                    [CHART]


                                                                   S&P 500
                     Growth & Income    Growth & Income         (dividends
                             Class A            Class B        reinvested)

Jul-94                        10,000             10,000             10,000
Sep-94                         9,645              9,819             10,489
Sep-95                        11,529             11,779             13,610
Sep-96                        15,286             15,746             16,377
Sep-97                        20,511             21,088             23,003



--------------------------------------------------------------------------------
                          Class A               Class B
               -----------------------------------------------------------------
                       SEC                   SEC
 Growth              Average   Cumulative  Average   Cumulative
and Income            Annual   Traditional  Annual   Traditional
  Fund                Return    Return+     Return     Return+
--------------------------------------------------------------------------------
1 Year Return         26.46%     34.18%     29.30%     33.30%
--------------------------------------------------------------------------------
5 Year Return          N/A        N/A        N/A        N/A
--------------------------------------------------------------------------------
Since Inception       24.74%    117.63%     25.94%    113.89%
--------------------------------------------------------------------------------

+Traditional returns do not include sales load.


The SunAmerica Growth and Income Fund invests in common stocks, which offer potential for capital appreciation, current income or both. The Fund underperformed primarily because of its more conservative approach to stock investing and because we were slightly late in adjusting the portfolio toward a value-oriented weighting in the fourth fiscal quarter. Our strategy going forward is to focus on a bottom-up, highly diversified, high quality stock picking approach, to seek growth and dividend yield at a good price, to maintain relatively neutral sectors weighting, and to use market corrections as buying opportunities to re-balance the portfolio.

TRUSTEES                                   INVESTMENT ADVISER
S. James Coppersmith                       SunAmerica Asset Management Corp.
Samuel M. Eisenstat                        The SunAmerica Center
Stephen J. Gutman                          733 Third Avenue
Peter A. Harbeck                           New York, NY 10017-3204
Peter McMillan III
Sebastiano Sterpa                          DISTRIBUTOR
                                           SunAmerica Capital Services, Inc.
OFFICERS                                   The SunAmerica Center
Peter A. Harbeck, President                733 Third Avenue
Nancy Kelly, Vice President                New York, NY 10017-3204

Audrey L. Snell, Vice President            SHAREHOLDER SERVICING AGENT
Gerard P. Sullivan, Vice President         SunAmerica Fund Services, Inc.
Robert M. Zakem, Secretary                 The SunAmerica Center
Peter C. Sutton, Treasurer                 733 Third Avenue
Donna M. Handel, Assistant Treasurer       New York, NY 10017-3204
John T. Genoy, Assistant Treasurer
Abbe P. Stein, Assistant Secretary

CUSTODIAN AND TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 419572
Kansas City, MO 64141-6572

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                            BULK RATE
 SUNAMERICA EQUITY FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.

SPONSORED BY:

LOGO SUNAMERICA
     ASSET MANAGEMENT

EFANN